UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais

Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: August 31, 2017

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

Each a series of Aspiriant Trust

Semi-Annual Report

August 31, 2017
(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	5
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	41
Other Information	56
Expense Examples	59

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SUMMARY OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	9.5%
Health Care	6.2%
Consumer Staples	5.8%
Technology	5.2%
Communications	3.8%
Consumer Discretionary	3.4%
Utilities	3.2%
Industrials	1.4%
Materials	1.1%
Energy	0.6%
Total Common Stocks	40.2%
Exchange-Traded Funds	26.6%
Closed-End Mutual Fund	0.0%[1]
Open-End Mutual Fund	28.1%
Preferred Stock	0.0%[1]
Short-Term Investments	8.9%
Total Investments	103.8%
Liabilities in excess of other assets	(3.8%)
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SUMMARY OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	10.1%
Medical	8.6%
Development	6.4%
Education	4.0%
General Obligation	4.0%
Higher Education	2.7%
Transportation	2.6%
Water	1.8%
Airport	1.7%
Multifamily Housing	1.5%
Tobacco Settlement	1.4%
School District	1.3%
Facilities	1.0%
Other	4.8%
Total Municipal Bonds	51.9%
Closed-End Mutual Funds	0.9%
Open-End Mutual Funds	24.7%
Limited Partnerships	10.4%
Short-Term Investment	7.6%
Total Investments	95.5%
Other assets less liabilities	4.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND
SUMMARY OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	66.8%
Long/Short Equity	12.8%
Merger Arbitrage	8.1%
Managed Futures	5.0%
Total Open-End Mutual Funds	92.7%
Exchange-Traded Funds
Global Allocation	3.2%
Short-Term Investments	1.9%
Total Investments	97.8%
Other assets less liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 40.2%
	AUSTRALIA — 0.1%
3,546	AGL Energy Ltd.	$67,766
47,500	Bendigo and Adelaide Bank Ltd.	451,638
1,818	Newcrest Mining Ltd.	33,324
4,748	Rio Tinto Ltd.[1]	257,413
35,251	Telstra Corp. Ltd.	102,873
9,661	Wesfarmers Ltd.	327,517
		1,240,531
	AUSTRIA — 0.2%
1,311	Agrana Beteiligungs A.G.	168,543
5,858	Erste Group Bank A.G.	247,753
235	Oberbank A.G.	21,821
4,574	OMV A.G.	263,141
922	Raiffeisen Bank International A.G.*	30,273
1,486	Verbund A.G.	31,954
12,497	Voestalpine A.G.	648,517
		1,412,002
	BELGIUM — 0.2%
2,800	Ageas	129,990
21,167	Colruyt S.A.	1,175,364
5,673	Elia System Operator S.A./N.V.	337,574
		1,642,928
	BERMUDA — 2.0%
11,359	Arch Capital Group Ltd.*	1,105,685
5,929	Asian Growth Properties Ltd.	2,262
14,636	Assured Guaranty Ltd.	622,615
15,873	Axis Capital Holdings Ltd.	956,189
3,890	Bunge Ltd.	290,311
20,000	China Oriental Group Co., Ltd.	15,643
29,000	CK Infrastructure Holdings Ltd.	263,061
5,595	Credicorp Ltd.	1,134,890
28,054	Everest Re Group Ltd.	7,083,074
57,000	NWS Holdings Ltd.	109,704
960	Ocean Wilsons Holdings Ltd.	13,407
28,000	Regal Hotels International Holdings Ltd.	20,378
23,943	RenaissanceRe Holdings Ltd.	3,331,908
47,691	Validus Holdings Ltd.	2,391,704
487	White Mountains Insurance Group Ltd.	424,211
227,000	Yue Yuen Industrial Holdings Ltd.	984,674
		18,749,716
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	142,571
25,275	Telefonica Brasil S.A. - ADR	389,235
		531,806
	CANADA — 1.7%
13,389	Agnico Eagle Mines Ltd.	686,320
20,204	Bank of Montreal	1,450,445
38,824	Bank of Nova Scotia	2,412,523
23,686	Barrick Gold Corp.[1]	426,111
18,310	BCE, Inc.	870,824
1,500	Calian Group Ltd.	33,634
41,348	Canadian Imperial Bank of Commerce	3,471,895
2,000	Canadian Real Estate Investment Trust - REIT	73,658
2,795	Cineplex, Inc.	85,926
6,521	Eldorado Gold Corp.	13,433
86	Fairfax Financial Holdings Ltd.*[1]	44,302
2,032	Franco-Nevada Corp.	166,258
5,958	George Weston Ltd.	517,815
10,390	Inovalis Real Estate Investment Trust	83,619
9,600	Loblaw Cos. Ltd.	520,687
10,318	Magna International, Inc.	496,296
9,600	Power Financial Corp.	259,152
35,518	Royal Bank of Canada	2,630,463
29,154	Shaw Communications, Inc. - Class B	650,433
15,356	Toronto-Dominion Bank	823,437
		15,717,231
	CAYMAN ISLANDS — 0.1%
12,557	Bright Scholar Education Holdings Ltd. - ADR*[1]	230,546
80,466	Cheung Kong Property Holdings Ltd.	708,087
12,457	CK Hutchison Holdings Ltd.	163,321
8,986	CK Hutchison Holdings Ltd. - ADR	116,548
		1,218,502
	CHILE — 0.3%
11,643	Banco de Chile - ADR	1,018,995
6,357	Cia Cervecerias Unidas S.A. - ADR	174,182
144,816	Enel Americas S.A. - ADR	1,555,324
42,388	Enel Chile S.A. - ADR	248,394
		2,996,895

6

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA — 0.4%
1,156,000	Bank of China Ltd. - Class H	$610,923
36,850	China Construction Bank Corp. - ADR	646,718
4,821	China Telecom Corp. Ltd. - ADR	247,269
6,685	Huaneng Power International, Inc. - ADR	173,743
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,817,302
		3,495,955
	COLOMBIA — 0.1%
22,449	Bancolombia S.A. - ADR	1,019,409

	CURACAO — 0.0%[2]
6,578	Schlumberger Ltd.	417,769

	DENMARK — 0.5%
3,489	ISS A/S	135,800
5,750	Carlsberg A/S - Class B	660,882
16,734	Coloplast A/S - Class B	1,371,399
21,203	GN Store Nord A/S	703,578
773	Harboes Bryggeri A/S	14,477
25,534	Novo Nordisk A/S - ADR	1,215,929
8,267	William Demant Holding A/S*	218,934
		4,320,999
	FINLAND — 0.0%[2]
1,853	DNA Oyj	33,504
1,022	Olvi Oyj	38,081
2,401	Orion Oyj - Class A	113,302
963	Orion Oyj - Class B	45,595
20,441	Raisio Oyj[1]	85,404
		315,886
	FRANCE — 0.4%
249	1000mercis	15,479
464	Albioma S.A.	10,445
26,660	AXA S.A.	772,995
146	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	14,348
4,645	Cie Generale des Etablissements Michelin	633,618
76	Constructions Industrielles de la Mediterranee S.A.	13,422
4,168	Credit Agricole S.A.	73,564
138	Credit Agricole Toulouse 31	17,938
96	Electricite de Strasbourg S.A.	14,511
12,490	Engie S.A.	208,559
415	Fleury Michon S.A.	24,702
292	Gaumont S.A.	33,243
137	IGE + XAO	15,977
542	L'Oreal S.A.	114,503
915	Metropole Television S.A.	20,128
1,397	Mr Bricolage	27,147
5,619	NetGem S.A.	16,448
255	Pernod Ricard S.A.	34,866
768	PSB Industries S.A.	46,957
4,255	Rallye S.A.	77,956
461	Sanofi	44,948
27,278	Sanofi - ADR	1,332,257
369	Societe Fonciere Lyonnaise S.A. - REIT	24,615
6,790	TOTAL S.A. - ADR	353,352
213	Voyageurs du Monde	22,200
		3,964,178
	GERMANY — 0.3%
1,644	Aareal Bank A.G.	67,349
7,890	Allianz S.E. - ADR[1]	168,846
2,181	Aurubis A.G.	195,024
351	CECONOMY A.G.	3,844
14,914	Freenet A.G.	499,018
232	GK Software A.G.*	33,417
2,059	Henkel A.G. & Co.	249,363
351	METRO A.G.	6,861
6,963	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,438,126
1,191	MVV Energie A.G.	32,205
		2,694,053
	GUERNSEY — 0.7%
96,081	Amdocs Ltd.	6,225,088
1,291	PPHE Hotel Group Ltd.	15,634
		6,240,722
	HONG KONG — 1.0%
52	AIA Group Ltd.	401
2,000	Allied Group Ltd.	12,610
322,000	BOC Hong Kong Holdings Ltd.	1,645,101
44,978	China Mobile Ltd. - ADR[1]	2,387,432

7

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
46,653	China Unicom Hong Kong Ltd. - ADR*	$673,669
64,000	Chinney Investments Ltd.	30,004
145,000	CLP Holdings Ltd.	1,531,936
1,485	CNOOC Ltd. - ADR	180,502
42,910	Hang Seng Bank Ltd.	989,569
13,000	Harbour Centre Development Ltd.	24,419
60,000	Hon Kwok Land Investment Co., Ltd.	34,369
82,200	Hong Kong & China Gas Co., Ltd.	155,632
81,058	MTR Corp. Ltd.	474,440
46,500	Power Assets Holdings Ltd.	410,229
95,000	Regal Real Estate Investment Trust - REIT	29,772
25,000	Sun Hung Kai Properties Ltd.	417,807
		8,997,892
	INDIA — 0.2%
76,345	Infosys Ltd. - ADR[1]	1,145,175
108,870	Wipro Ltd. - ADR[1]	646,688
		1,791,863
	INDONESIA — 0.1%
34,752	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	1,227,441

	IRELAND — 0.1%
2,353	Accenture PLC - Class A	307,678
1,124	Allergan PLC	257,936
127,035	Irish Residential Properties REIT PLC	204,915
22,317	Ryanair Holdings PLC*	476,543
		1,247,072
	ISLE OF MAN — 0.0%[2]
13,156	Crossrider PLC*	11,908

	ISRAEL — 0.5%
2,403	Alrov Properties and Lodgings Ltd.	71,612
17,582	Ashdar Building Co., Ltd.	11,366
15,545	Bank Hapoalim B.M.	104,637
17,176	Bank Leumi Le-Israel B.M.	90,021
14,052	Check Point Software Technologies Ltd.*	1,571,997
2,488	Dor Alon Energy in Israel 1988 Ltd.	39,215
2,131	Elbit Systems Ltd.[1]	294,483
493	IES Holdings Ltd.	22,312
186,616	Israel Discount Bank Ltd. - Class A*	465,671
215,630	Isramco Negev 2 L.P.	30,395
3,652	Maabarot Products Ltd.	66,102
332	Malam - Team Ltd.	31,838
30,528	Mediterranean Towers Ltd.	50,886
2,856	Minrav Projects Ltd.	3,758
16,560	Nice Ltd. - ADR	1,295,323
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	23,255
231	Sano-Brunos Enterprises Ltd.	12,910
3,219	Shalag Industries Ltd.	15,000
4,891	Shufersal Ltd.	26,548
3,000	Strauss Group Ltd.	55,471
1,544	Summit Real Estate Holdings Ltd.	10,597
3,225	Victory Supermarket Chain Ltd.	39,028
738	YH Dimri Construction & Development Ltd.	11,305
		4,343,730
	ITALY — 0.1%
5,092	Banca Mediolanum S.p.A.	43,134
3,971	Enel S.p.A.	24,058
52,354	Iren S.p.A.	143,579
9,624	Luxottica Group S.p.A.	554,682
2,019	Luxottica Group S.p.A. - ADR	116,092
		881,545
	JAPAN — 2.9%
10,900	Aeon Hokkaido Corp.	62,171
2,200	Alps Logistics Co., Ltd.	16,666
800	Aohata Corp.	18,055
56,335	Astellas Pharma, Inc.	711,588
1,400	Bandai Namco Holdings, Inc.	46,988
2,800	Biofermin Pharmaceutical Co., Ltd.	73,850
35,900	Bridgestone Corp.	1,540,107
700	Bull-Dog Sauce Co., Ltd.	14,122
1,800	Canare Electric Co., Ltd.	42,114
61,767	Canon, Inc.	2,165,041
86,315	Canon, Inc. - ADR[1]	3,030,520
1,000	Daiichi Kensetsu Corp.	12,681
14,000	Daiichi Sankyo Co., Ltd.	331,409
2,800	Dainichi Co., Ltd.	20,710
800	FamilyMart UNY Holdings Co., Ltd.	43,350
17,400	FUJIFILM Holdings Corp.	684,570

8

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,300	Fujitsu Broad Solution & Consulting, Inc.	$23,056
400	Fuso Pharmaceutical Industries Ltd.	10,158
4,000	Gourmet Kineya Co., Ltd.	42,060
8,000	Gunma Bank Ltd.*	46,790
50,000	Hachijuni Bank Ltd.	304,297
1,100	Hakuyosha Co., Ltd.	34,971
2,800	Imuraya Group Co., Ltd.	53,511
2,800	Isewan Terminal Service Co., Ltd.	16,683
15,000	Isuzu Motors Ltd.	195,726
1,400	Itochu Techno-Solutions Corp.	52,150
10,485	Japan Tobacco, Inc.	359,165
3,700	Japan Tobacco, Inc. - ADR	63,085
3,000	JFE Container Co., Ltd.	10,783
4,000	Jichodo Co., Ltd.	57,707
2,700	Jolly - Pasta Co., Ltd.	40,437
2,500	Kakiyasu Honten Co., Ltd.	44,582
1,000	Kao Corp.	62,516
500	Kato Sangyo Co., Ltd.	14,744
14,249	KDDI Corp.	384,414
5,400	KDDI Corp. - ADR[1]	72,792
5,600	Keiyo Co., Ltd.	38,279
2,800	King Co., Ltd.	12,138
15,000	Kitano Construction Corp.	60,116
9,100	Kyocera Corp.	546,365
2,000	Kyokuyo Co., Ltd.	61,144
1,400	Lawson, Inc.	94,131
5,000	Makita Corp.	201,030
900	Maxvalu Chubu Co., Ltd.	10,396
1,300	Maxvalu Tohoku Co., Ltd.*	15,017
1,400	McDonald's Holdings Co. Japan Ltd.	62,230
1,600	Meiko Construction Co., Ltd.	14,394
1,000	Meiko Trans Co., Ltd.	10,916
37,000	Mitsubishi Motors Corp.	273,067
38,435	Mitsubishi Tanabe Pharma Corp.	948,071
3,100	Miyoshi Oil & Fat Co., Ltd.	42,252
5,000	Morishita Jintan Co., Ltd.	27,217
1,200	Morozoff Ltd.	85,053
2,200	Mory Industries, Inc.	50,934
1,000	Nakamuraya Co., Ltd.	45,768
2,400	Nakayamafuku Co., Ltd.	16,917
13,600	Nichia Steel Works Ltd.	37,386
2,000	Nihon Shokuhin Kako Co., Ltd.	9,100
48,000	Nippon Koshuha Steel Co., Ltd.	50,664
6,600	Nippon Telegraph & Telephone Corp.	328,577
76,451	Nippon Telegraph & Telephone Corp. - ADR	3,802,673
5,800	Nissin Foods Holdings Co., Ltd.	357,648
2,900	Nissui Pharmaceutical Co., Ltd.	37,288
2,000	Nittobest Corp.	16,250
91,846	NTT DOCOMO, Inc.	2,130,671
30,121	NTT DOCOMO, Inc. - ADR[1]	700,614
2,100	Ohki Healthcare Holdings Co., Ltd.	13,792
9,660	Okinawa Electric Power Co., Inc.	215,456
14,266	Otsuka Holdings Co., Ltd.	575,037
29,000	OUG Holdings, Inc.	75,439
1,000	Ozu Corp.	19,472
5,400	Paris Miki Holdings, Inc.	23,786
2,000	Powdertech Co., Ltd.	12,698
1,900	Proto Corp.	33,799
8,000	Resol Holdings Co., Ltd.	27,227
527	Rinnai Corp.	45,809
2,000	Rock Paint Co., Ltd.	13,305
900	S&B Foods, Inc.	66,102
800	San Holdings, Inc./Japan	18,330
5,644	Secom Co., Ltd.	418,890
2,713	Seven & i Holdings Co., Ltd.	107,647
7,000	Shibusawa Warehouse Co., Ltd.	23,456
6,200	Shidax Corp.	24,765
1,234	Shin-Etsu Chemical Co., Ltd.	109,304
3,000	Shin-Keisei Electric Railway Co., Ltd.	11,352
14,041	Suntory Beverage & Food Ltd.	649,014
1,532	Suntory Beverage & Food Ltd. - ADR	35,359
1,900	Taiyo Kagaku Co., Ltd.	23,061
6,900	Takeda Pharmaceutical Co., Ltd.	382,634
800	Tobu Store Co., Ltd.	22,414
1,800	Tokio Marine Holdings, Inc.	71,676
300	Tokyo Rakutenchi Co., Ltd.	16,159
14,000	Toyo Suisan Kaisha Ltd.	517,485
6	Toyota Motor Corp.	338
1,437	Toyota Motor Corp. - ADR	162,352
14,500	Trend Micro, Inc.	671,139

9

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
9,100	Tsumura & Co.	$344,515
1,200	Unicafe, Inc.	11,059
13	Unicharm Corp.	306
109,803	Yahoo Japan Corp.	504,099
6,586	Yamaguchi Financial Group, Inc.	74,426
2,000	Yamatane Corp.	35,207
2,000	Yamaya Corp.	30,788
1,200	Yamazawa Co., Ltd.	19,342
5,900	Yashima Denki Co., Ltd.	49,508
1,000	Yomeishu Seizo Co., Ltd.	20,185
1,100	Yonkyu Co., Ltd.	14,258
		26,280,865
	JERSEY — 0.1%
9,338	Randgold Resources Ltd. - ADR[1]	957,052

	LUXEMBOURG — 0.1%
970	APERAM S.A.	51,179
9,513	Millicom International Cellular S.A.	593,177
1,580	Tenaris S.A. - ADR	41,981
		686,337
	NETHERLANDS — 0.1%
36,400	Aegon N.V.	207,480
26,578	ForFarmers N.V.	330,794
10,135	Koninklijke Ahold Delhaize N.V. - ADR	182,227
6,670	Sligro Food Group N.V.	293,950
		1,014,451
	NEW ZEALAND — 0.1%
2,870	Abano Healthcare Group Ltd.	19,123
755	Airwork Holdings Ltd.	2,223
20,000	Arvida Group Ltd.	18,665
4,384	Briscoe Group Ltd.*	12,087
16,892	Chorus Ltd.	48,562
1,125	EBOS Group Ltd.	13,912
37,836	Evolve Education Group Ltd.	19,016
120,276	Genesis Energy Ltd.	212,330
142,411	Mercury NZ Ltd.	352,213
46,321	PGG Wrightson Ltd.	20,288
82,191	Property for Industry Ltd.	97,175
24,994	Sanford Ltd.	132,941
54,601	Spark New Zealand Ltd.	153,614
45,654	Stride Property Group	55,070
12,993	Trustpower Ltd.	50,843
836	Warehouse Group Ltd.	1,267
		1,209,329
	NORWAY — 0.2%
8,642	Marine Harvest A.S.A.	171,672
21,878	Norsk Hydro A.S.A.	157,961
1,012	Olav Thon Eiendomsselskap A.S.A.	22,045
55,807	Orkla A.S.A.	573,002
2,026	Oslo Bors VPS Holding A.S.A.	29,249
20,012	Telenor A.S.A.	405,047
3,347	Weifa A.S.A.	15,014
3,840	Yara International A.S.A.	157,122
		1,531,112
	PANAMA — 0.1%
7,999	Carnival Corp.	555,770

	PERU — 0.0%[2]
6,988	Cia de Minas Buenaventura S.A.A. - ADR	93,849

	PORTUGAL — 0.1%
108	F. Ramada Investimentos SGPS S.A.	1,029
25,065	Jeronimo Martins SGPS S.A.	500,413
20,915	REN - Redes Energeticas Nacionais SGPS S.A.	68,787
		570,229
	SINGAPORE — 0.1%
5,894	DBS Group Holdings Ltd. - ADR[1]	359,239
32,300	Far East Hospitality Trust - REIT	15,720
51,300	Frasers Centrepoint Ltd.	78,392
21,300	IREIT Global - REIT	12,028
8,000	Keppel Corp. Ltd.	37,346
100,200	Lee Metal Group Ltd.	21,413
109,000	Singapore Telecommunications Ltd.	297,878
		822,016
	SOUTH KOREA — 0.3%
50,709	KT Corp. - ADR	836,191
17,122	LG Display Co., Ltd. - ADR	239,194
3,703	Shinhan Financial Group Co., Ltd. - ADR	171,153

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
62,927	SK Telecom Co., Ltd. - ADR	$1,591,424
		2,837,962
	SPAIN — 0.0%[2]
46,890	Iberdrola S.A.	383,659
1,024	Industria De Diseno Textil S.A.	38,951
		422,610
	SWEDEN — 0.2%
7,424	Essity A.B. - Class B*	206,114
10,746	ICA Gruppen A.B.	428,501
5,731	Industrivarden A.B. - A Shares	143,282
1,371	Internationella Engelska Skolan i Sverige Holding II A.B.*	12,046
15,609	Swedish Match A.B.	556,906
53,934	Telia Co. A.B.	257,369
		1,604,218
	SWITZERLAND — 2.2%
8,985	ABB Ltd.	207,899
328	Barry Callebaut A.G.	471,741
158	Berner Kantonalbank A.G.	29,670
881	BFW Liegenschaften A.G.	41,204
6,892	BKW A.G.	400,473
20,505	Chubb Ltd.	2,899,817
9,227	Coca-Cola HBC A.G.	315,525
633	Flughafen Zuerich A.G.	155,184
141	Forbo Holding A.G.	214,692
6,065	Garmin Ltd.	312,348
81	Intershop Holding A.G.	40,629
1,489	Kuehne + Nagel International A.G.	269,838
6,406	Mobilezone Holding A.G.	78,204
3,063	Nestle S.A.	259,669
47,405	Nestle S.A. - ADR	4,018,048
6,656	Novartis A.G.	561,148
36,440	Novartis A.G. - ADR	3,071,528
1,968	Roche Holding A.G.	500,011
93,344	Roche Holding A.G. - ADR	2,963,672
20	Romande Energie Holding S.A.	26,779
6,238	Sonova Holding A.G.	1,054,668
1,052	Swatch Group A.G.	420,114
3,021	Swiss Re A.G.	273,545
15,785	Syngenta A.G. - ADR1	1,455,377
227	Zurich Insurance Group A.G.	67,940
2,010	Zurich Insurance Group A.G. - ADR	60,099
		20,169,822
	TAIWAN — 1.2%
135,759	Chunghwa Telecom Co., Ltd. - ADR[1]	4,698,619
53,262	Siliconware Precision Industries Co., Ltd. - ADR[1]	419,705
138,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,131,510
353,457	United Microelectronics Corp. - ADR[1]	883,642
		11,133,476
	THAILAND — 0.0%[2]
8,280	Kasikornbank PCL - ADR	212,051

	UNITED KINGDOM — 1.3%
15,206	A.G. Barr PLC	123,914
13,676	Amino Technologies PLC	34,035
3,567	Animalcare Group PLC	17,796
1,767	Associated British Foods PLC	76,012
3,430	Atlassian Corp. PLC - Class A*	122,108
1,441	British American Tobacco PLC - ADR	89,515
7,680	Britvic PLC	75,109
5,848	Burberry Group PLC	135,939
51,243	Carnival PLC - ADR1	3,593,159
24,231	Central Asia Metals PLC	79,044
8,170	Coca-Cola European Partners PLC[1]	351,310
2,736	Eco Animal Health Group PLC	22,308
3,304	Ensco PLC - Class A1	14,042
7,269	Ergomed PLC*	17,013
5,443	Eurocell PLC	16,547
5,060	Gresham Technologies PLC*	11,762
14,967	Harworth Group PLC	18,386
59,874	HSBC Holdings PLC - ADR[1]	2,897,902
883	Imperial Brands PLC	36,528
204,746	ITV PLC	420,540
337,007	Kingfisher PLC	1,302,204
13,159	Marshall Motor Holdings PLC	27,140
8,055	Microgen PLC	51,559
6,525	Premier Asset Management Group PLC	14,770
1,962	Quixant PLC	10,834
2,879	Reckitt Benckiser Group PLC	273,011
4,070	Reckitt Benckiser Group PLC - ADR	78,653

11

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
5,302	Relx PLC	$115,934
19,352	Royal Dutch Shell PLC - Class A - ADR	1,067,843
27,136	Royal Mail PLC	138,228
17,713	Shoe Zone PLC	36,533
29,205	SSE PLC	538,266
3,035	Standard Life Aberdeen PLC	16,866
1,638	System1 Group PLC*	12,126
2,086	TBC Bank Group PLC	45,478
103,050	William Hill PLC	330,146
47,418	Wm Morrison Supermarkets PLC	150,767
5,951	Zegona Communications PLC	13,698
		12,377,025
	UNITED STATES — 22.1%
11,029	3M Co.	2,253,445
7,272	Adtalem Global Education, Inc.	248,702
14,044	Aetna, Inc.	2,214,739
18,289	Aflac, Inc.	1,509,757
135,251	AGNC Investment Corp. - REIT	2,913,307
16,102	Allstate Corp.	1,457,231
1,566	Alphabet, Inc. - Class A*	1,495,906
28,058	Altria Group, Inc.	1,778,877
349	Amazon.com, Inc.*	342,229
7,386	American Eagle Outfitters, Inc.	88,263
16,476	American Electric Power Co., Inc.	1,213,128
9,218	American Financial Group, Inc.	938,485
24,958	American National Insurance Co.	2,887,890
3,766	AmerisourceBergen Corp.	302,221
450	Analog Devices, Inc.	37,651
4,765	Antero Resources Corp.*	93,823
9,511	Anthem, Inc.	1,864,536
60,854	Apple Hospitality REIT, Inc.	1,106,326
14,884	Apple, Inc.	2,440,976
6,110	AptarGroup, Inc.	510,857
24,203	Aramark	984,820
2,506	Archer-Daniels-Midland Co.	103,548
88,693	AT&T, Inc.	3,322,440
417	Atmos Energy Corp.	36,713
4,354	Automatic Data Processing, Inc.	463,570
34,062	Avangrid, Inc.	1,662,907
17,465	AVX Corp.	304,764
3,250	Baker Hughes, a GE Co.	110,175
1,938	BancFirst Corp.	97,675
2,329	Bank of Hawaii Corp.[1]	181,965
39,578	Baxter International, Inc.	2,455,419
711	Becton, Dickinson and Co.	141,802
3,446	Berkshire Hathaway, Inc.*	624,277
1,864	Best Buy Co., Inc.	101,141
2,225	Big Lots, Inc.[1]	105,910
6,473	Bio-Rad Laboratories, Inc. - Class A*[1]	1,409,949
2,507	Blue Buffalo Pet Products, Inc.*	64,580
880	BOK Financial Corp.	70,822
11,862	Booz Allen Hamilton Holding Corp.	404,613
1,886	Brighthouse Financial, Inc.*	107,634
11,689	C.R. Bard, Inc.	3,749,948
983	Cable One, Inc.	745,841
261	Cambridge Bancorp	17,774
12,706	CBOE Holdings, Inc.	1,281,908
341	CDW Corp.	21,626
11,718	CenterPoint Energy, Inc.	347,087
13,649	Cerner Corp.*	925,129
24,044	Cheesecake Factory, Inc.[1]	996,143
2,871	Chemed Corp.	566,420
10,734	Chemours Co.	526,717
3,626	Cherry Hill Mortgage Investment Corp. - REIT	67,008
8,795	Chico's FAS, Inc.[1]	67,546
19,469	Chimera Investment Corp. - REIT	371,274
12,317	Church & Dwight Co., Inc.	617,944
5,378	Cigna Corp.	979,119
121,582	Cisco Systems, Inc.	3,916,156
6,863	Clorox Co.	950,731
6,337	CME Group, Inc.	797,195
17,148	CNA Financial Corp.[1]	841,281
29,117	Coca-Cola Co.	1,326,279
19,653	Colgate-Palmolive Co.	1,407,941
2,643	Columbia Property Trust, Inc. - REIT	55,503
13,208	Comcast Corp. - Class A	536,377
9,007	Commerce Bancshares, Inc.[1]	495,295
19,727	Consolidated Edison, Inc.	1,662,394
10,529	Cooper Tire & Rubber Co.[1]	353,774
11,062	Costco Wholesale Corp.	1,733,858

12

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,939	Danaher Corp.	$495,431
13,785	Darden Restaurants, Inc.	1,131,611
3,533	DaVita, Inc.*	206,892
17,586	Dell Technologies, Inc. - Class V*	1,317,719
41,601	Denbury Resources, Inc.*	44,097
22,935	Dick's Sporting Goods, Inc.	604,567
20,878	Dolby Laboratories, Inc. - Class A	1,053,504
13,773	Dr. Pepper Snapple Group, Inc.	1,254,032
36	DST Systems, Inc.	1,848
4,442	DSW, Inc. - Class A1	82,310
1,766	DTE Energy Co.	198,357
17,458	Duke Energy Corp.	1,524,083
10,850	eBay, Inc.*	392,010
10,805	Eli Lilly & Co.	878,338
1,036	Entegra Financial Corp.*	24,035
44,951	Entergy Corp.	3,558,771
1,601	Erie Indemnity Co. - Class A	193,385
5,741	Estee Lauder Cos., Inc. - Class A	614,230
95,638	Exelon Corp.	3,621,811
11,421	Expeditors International of Washington, Inc.	640,718
26,764	Exxon Mobil Corp.	2,042,896
457	F5 Networks, Inc.*	54,557
3,406	Facebook, Inc. - Class A*	585,730
18,613	First American Financial Corp.	913,154
2,407	First Financial Corp.	104,464
1,115	First Northern Community Bancorp*	13,492
8,919	FLIR Systems, Inc.	338,922
28,105	Flowers Foods, Inc.	488,184
17,701	FNB Corp.	224,626
35,956	GameStop Corp. - Class A1	665,186
2,299	General Dynamics Corp.	462,904
10,345	General Electric Co.	253,970
9,664	General Mills, Inc.	514,705
27,579	General Motors Co.	1,007,737
18,126	Gilead Sciences, Inc.	1,517,327
2,215	Grand Canyon Education, Inc.*	181,741
1,742	H&R Block, Inc.[1]	46,581
3,866	Hancock Holding Co.	169,911
1,395	Hanover Insurance Group, Inc.	136,961
42,135	Hawaiian Electric Industries, Inc.[1]	1,408,152
174	Henry Schein, Inc.*	30,220
5,313	Hershey Co.	557,440
3,974	Hilton Grand Vacations, Inc.*[1]	144,057
5,870	Home Depot, Inc.	879,737
829	Honeywell International, Inc.	114,626
8,410	Hormel Foods Corp.	258,523
28,902	HRG Group, Inc.*[1]	456,363
6,480	Humana, Inc.	1,669,378
1,772	IAC/InterActiveCorp*	201,140
224	ICE Group A.S.	3,252
2,224	IDEXX Laboratories, Inc.*	345,676
154,676	Intel Corp.	5,424,487
6,975	Intercontinental Exchange, Inc.	451,073
4,757	International Speedway Corp. - Class A	169,587
3,692	Interpublic Group of Cos., Inc.	74,357
23	Intuitive Surgical, Inc.*	23,107
55,567	Johnson & Johnson	7,355,404
5,672	JPMorgan Chase & Co.	515,528
13,613	Kimberly-Clark Corp.	1,678,347
19,866	Kroger Co.	434,469
2,446	Laboratory Corp. of America Holdings*	383,704
7,614	Lamb Weston Holdings, Inc.	346,285
3,442	Lancaster Colony Corp.	400,890
2,432	Landstar System, Inc.	227,027
5,534	Live Nation Entertainment, Inc.*	221,139
4,180	Lockheed Martin Corp.	1,276,530
60,278	Loews Corp.	2,807,749
2,882	Madison Square Garden Co.*	612,454
4,649	ManpowerGroup, Inc.	518,410
725	MasterCard, Inc. - Class A	96,642
421	McCormick & Co., Inc.	40,050
19,952	McDonald's Corp.	3,191,721
40,273	Merck & Co., Inc.	2,571,834
2,038	Mercury General Corp.	117,124
20,757	MetLife, Inc.	972,050
1,078	Mettler-Toledo International, Inc.*	652,287
492,731	MFA Financial, Inc. - REIT	4,326,178
6,761	Microsoft Corp.	505,520
375	Monster Beverage Corp.*	20,933
1,834	Morningstar, Inc.	151,672

13

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,429	Motorola Solutions, Inc.	$478,403
3,852	MSC Industrial Direct Co., Inc. - Class A	265,326
15,821	MSG Networks, Inc.*	339,360
690	Murphy USA, Inc.*[1]	44,477
1,128	National HealthCare Corp.	70,320
6,043	National Instruments Corp.	244,077
5,669	NetScout Systems, Inc.*[1]	185,660
1,656	NewMarket Corp.	693,053
1,378	NIKE, Inc. - Class B	72,772
38	NVR, Inc.*	103,392
318	ONE Gas, Inc.	23,926
8,676	Park Hotels & Resorts, Inc. - REIT	231,562
5,910	Paychex, Inc.	337,047
39,866	People's United Financial, Inc.	665,762
23,248	PepsiCo, Inc.	2,690,491
101,839	Pfizer, Inc.	3,454,379
14,309	PG&E Corp.	1,007,067
16,793	Philip Morris International, Inc.	1,963,605
5,144	Pinnacle Foods, Inc.	305,091
15,059	Pinnacle West Capital Corp.	1,354,858
35,283	PPL Corp.	1,384,505
9,943	ProAssurance Corp.	529,465
61,615	Procter & Gamble Co.	5,685,216
16,915	Progressive Corp.[1]	786,209
3,461	Prudential Financial, Inc.	353,299
28,827	Public Service Enterprise Group, Inc.	1,350,257
3,685	QUALCOMM, Inc.	192,615
5,321	Quest Diagnostics, Inc.	576,530
431	Ralph Lauren Corp.	37,881
6,322	Rayonier, Inc. - REIT	183,401
8,931	Raytheon Co.	1,625,531
12,148	RCI Hospitality Holdings, Inc.[1]	283,048
1,959	Reinsurance Group of America, Inc.	263,388
16,773	Republic Services, Inc.	1,094,271
2,143	ResMed, Inc.	166,254
3,545	Royal Gold, Inc.	330,678
1,455	S&P Global, Inc.	224,550
11,599	Scholastic Corp.	457,349
1,921	SI Financial Group, Inc.	28,047
39,306	Sirius XM Holdings, Inc.[1]	226,009
2,253	Six Flags Entertainment Corp.[1]	122,946
11,784	Southern Co.	568,696
6,888	Southern Copper Corp.[1]	280,342
5,571	Southwest Airlines Co.	290,472
3,754	Spectrum Brands Holdings, Inc.[1]	412,790
8,031	Square, Inc. - Class A*	209,689
3,700	Starbucks Corp.	202,982
38,606	Starwood Property Trust, Inc. - REIT[1]	857,439
5,344	Stryker Corp.	755,481
18,310	Symantec Corp.	548,934
7,363	Synopsys, Inc.*	592,132
41,225	Sysco Corp.	2,171,321
3,144	Tech Data Corp.*[1]	346,752
2,943	Teleflex, Inc.	623,180
3,869	Texas Instruments, Inc.	320,431
2,159	Thor Industries, Inc.	234,554
1,638	Time Warner, Inc.	165,602
1,140	TJX Cos., Inc.	82,422
6,068	Tootsie Roll Industries, Inc.[1]	226,640
4,204	Torchmark Corp.	323,582
5,074	Tractor Supply Co.	301,954
13,882	Travelers Cos., Inc.	1,682,221
13,271	Trustmark Corp.[1]	393,087
5,581	Two Harbors Investment Corp. - REIT[1]	57,094
7,106	Tyson Foods, Inc. - Class A	449,810
28,117	U.S. Bancorp	1,440,996
11,862	U.S. Foods Holding Corp.*	325,612
4,449	UGI Corp.	219,825
2,896	Ulta Beauty, Inc.*	640,045
56,040	Umpqua Holdings Corp.[1]	980,700
10,099	United Parcel Service, Inc. - Class B	1,154,922
4,464	United Technologies Corp.	534,430
7,208	UnitedHealth Group, Inc.	1,433,671
1,594	Universal Corp.	91,177
9,384	Universal Health Services, Inc. - Class B	1,014,692
3,885	Unum Group	187,179
5,676	Valero Energy Corp.	386,536
2,210	Varex Imaging Corp.*	67,471
5,526	Varian Medical Systems, Inc.*	587,137
15,994	Vector Group Ltd.[1]	345,470

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
23,353	Verizon Communications, Inc.	$1,120,243
4,836	Visa, Inc. - Class A	500,623
13,904	Vistra Energy Corp.	246,101
14,703	Voya Financial, Inc.	562,096
6,212	VWR Corp.*	205,120
1,487	W.W. Grainger, Inc.	241,742
75,591	Wal-Mart Stores, Inc.	5,901,389
6,864	Walgreens Boots Alliance, Inc.	559,416
13,813	Walt Disney Co.	1,397,876
20,800	Waste Management, Inc.	1,603,888
336	Watsco, Inc.[1]	49,513
2,132	WEC Energy Group, Inc.	139,049
2,046	Weis Markets, Inc.	90,454
2,211	WellCare Health Plans, Inc.*	386,217
34,736	Werner Enterprises, Inc.[1]	1,149,762
336	WestRock Co.	19,122
6,194	Xcel Energy, Inc.	306,603
42,460	Xerox Corp.	1,370,184
47,735	Yum China Holdings, Inc.*	1,687,910
5,712	Zimmer Biomet Holdings, Inc.	652,710
7,469	Zoetis, Inc.	468,306
		203,605,131
	VIRGIN ISLANDS (BRITISH) — 0.0%[2]
167	Michael Kors Holdings Ltd.*	7,051

	TOTAL COMMON STOCKS
	(Cost $321,941,102)	370,570,389

	EXCHANGE-TRADED FUNDS — 26.6%
1,793,646	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	104,282,579
1,239,735	iShares MSCI ACWI ETF[1]	83,744,099
706,428	iShares Edge MSCI Min Vol Global ETF[1]	57,404,339

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $217,627,215)	245,431,017

	CLOSED-END MUTUAL FUND — 0.0%[2]
18,708	Ground Rents Income Fund PLC — REIT	29,990

	TOTAL CLOSED-END MUTUAL FUND
	(Cost $32,244)	29,990

	OPEN-END MUTUAL FUND — 28.1%
10,719,544	GMO Quality Fund - Class VI3	259,198,569

	TOTAL OPEN-END MUTUAL FUND
	(Cost $226,337,561)	259,198,569

	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
5,565	Porsche Automobil Holding S.E.	315,881

	TOTAL PREFERRED STOCK
	(Cost $254,182)	315,881

15

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.9%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 4.0%
	Collateral Pool Allocation[4]	$37,306,432

	MONEY MARKET FUND — 4.9%
44,857,945	JPMorgan Prime Money Market Fund - Agency Shares, 1.13%[5]	44,871,403

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,178,264)	82,177,835

	TOTAL INVESTMENTS — 103.8%
	(Cost $848,370,568)	957,723,681
	Liabilities in excess of other assets — (3.8)%	(35,466,400)

	TOTAL NET ASSETS — 100.0%	$922,257,281

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $36,345,642.

[2]	Rounds to less than 0.05%.

[3]
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[4]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[5]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 51.9%
	ALABAMA — 0.3%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 10/10/2017 1 2	$500,095
500,000	County of Jefferson, AGM, 5.25%, 10/1/2048, Call 10/1/2023	571,695
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 10/10/2017	1,006,130
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025	1,020,210
		3,098,130
	ARIZONA — 1.8%
	Arizona Health Facilities Authority
500,000	5.00%, 2/1/2043, Call 02/1/2023	540,285
4,000,000	0.81%, 1/1/2046, Call 09/6/2017 [1]	4,000,000
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027 [3]	238,317
1,500,000	County of Pima, 4.00%, 07/1/2023	1,720,905
349,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025 [3]	349,799
	Industrial Development Authority of the City of Phoenix
580,000	7.00%, 7/1/2022, Call 07/1/2020	645,360
645,000	5.00%, 10/1/2036, Call 10/1/2026	736,416
1,000,000	5.00%, 6/1/2042, Call 06/1/2022	1,086,500
500,000	7.50%, 7/1/2042, Call 07/1/2022 [4]	175,005
	Industrial Development Authority of the County of Pima
595,000	7.00%, 1/1/2022	591,424
500,000	6.75%, 3/1/2034, Call 03/1/2024	539,715
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022 [3]	346,752
1,000,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021 [3]	985,720
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,434,660
920,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	1,071,405
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,382,620
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,357,425
		19,202,308
	CALIFORNIA — 7.7%
3,000,000	Bay Area Toll Authority, 2.04% (SIFMA Municipal Swap Index Yield+125 basis points), 04/1/2036, Call 10/1/2026 [5]	3,034,620
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,109,770
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 10/10/2017	998,780
155,000	California Health Facilities Financing Authority, 5.00%, 08/15/2036, Call 08/15/2027	178,624
	California Municipal Finance Authority
200,000	6.63%, 1/1/2032, Call 01/1/2022 [3]	215,682
500,000	7.00%, 6/1/2034, Call 06/1/2022	564,875
500,000	5.75%, 10/1/2034, Call 10/1/2021	521,540
275,000	5.00%, 4/1/2035, Call 04/1/2025	299,962
905,000	5.00%, 10/1/2035, Call 10/1/2022	978,450
150,000	5.00%, 4/1/2041, Call 04/1/2025	162,477
1,000,000	5.00%, 7/1/2042, Call 07/1/2027	1,140,820
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 2 3	1,077,650
250,000	8.00%, 7/1/2039, Call 07/1/2027 2 3	276,135
1,000,000	5.00%, 11/21/2045, Call 10/10/2017 [3]	1,001,960
	California School Finance Authority
1,000,000	5.00%, 8/1/2041, Call 08/1/2025 [3]	1,108,010
350,000	6.75%, 11/1/2045, Call 11/1/2024 [3]	383,722
980,000	7.00%, 6/1/2047, Call 06/1/2020 [4]	686,000
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,151,540

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Statewide Communities Development Authority
$1,150,000	5.40%, 11/1/2027, Call 11/1/2017	$1,176,691
140,000	6.00%, 11/1/2032, Call 11/1/2020	98,634
1,000,000	2.63%, 11/1/2033 [1]	1,043,770
230,000	6.25%, 11/1/2042, Call 11/1/2020	162,072
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,184,949
100,000	5.00%, 4/1/2047, Call 04/1/2027	114,380
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,100,130
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	961,936
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023 [2]	718,810
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	223,792
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	509,575
	City of Roseville
635,000	5.00%, 9/1/2032, Call 09/1/2027	741,229
1,000,000	5.00%, 9/1/2037, Call 03/1/2018	1,007,970
550,000	5.00%, 9/1/2047, Call 09/1/2027 [3]	596,288
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018	1,078,058
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018	1,974,803
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	370,195
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025	1,137,674
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	270,073
55,000	Dublin Community Facilities District Improvement Area No. 1, 5.00%, 09/1/2037, Call 09/1/2027	61,255
105,000	Folsom Ranch Financing Authority, 5.00%, 09/1/2047, Call 09/1/2027	113,386
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 1/15/2035	1,031,140
1,000,000	5.00%, 1/15/2042, Call 01/15/2024	1,135,040
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 6/1/2037, Call 06/1/2022	2,015,020
2,500,000	5.13%, 6/1/2047, Call 09/22/2017	2,489,950
945,000	5.75%, 6/1/2047, Call 09/22/2017	944,915
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 10/10/2017	1,001,390
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,068,220
265,000	Irvine Unified School District, 5.00%, 09/1/2037, Call 09/1/2027	307,185
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,136,930
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025	501,840
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,056,020
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	605,655
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	434,127
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	278,005
	National City Community Development Commission
500,000	5.75%, 8/1/2021	587,655
500,000	7.00%, 8/1/2032, Call 08/1/2021	606,290
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	166,605
1,000,000	Northern California Gas Authority No. 1, 1.59% (LIBOR 3 Month+72 basis points), 07/1/2027 5	959,600
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,100,370
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	261,211
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,997,700

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	$2,408,600
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018	1,586,385
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,106,910
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	563,310
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 10/10/2017* [4]	146,527
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	811,684
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,137,100
1,230,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018	1,281,881
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,044,314
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,175,260
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,223,020
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	38,498
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 10/10/2017	1,140,154
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	548,055
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,117,036
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	612,955
500,000	6.25%, 7/1/2024	616,185
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	508,770
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	530,185
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,062,050
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	673,723
1,000,000	5.00%, 11/1/2033	1,214,440
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 10/10/2017	952,841
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,115,710
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027 [3]	105,201
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 10/10/2017	1,014,760
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 09/22/2017	499,950
1,000,000	5.13%, 6/1/2046, Call 09/22/2017	999,940
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018	1,147,684
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,159,370
		82,763,653
	COLORADO — 2.6%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	617,514
1,805,000	5.00%, 12/1/2046, Call 12/1/2026	1,865,648
500,000	Centerra Metropolitan District No. 1, 5.00%, 12/1/2047, Call 12/1/2022	509,440
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	710,206
500,000	5.00%, 12/1/2043, Call 12/1/2023	517,145

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017	$996,780
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	499,095
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025 [3]	526,295
550,000	4.75%, 4/1/2030, Call 04/1/2022	569,663
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	974,730
465,000	6.75%, 4/1/2040, Call 04/1/2018 [3]	468,622
500,000	6.25%, 11/1/2040, Call 11/1/2020	510,135
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
500,000	4.00%, 10/1/2039, Call 10/1/2024	515,235
500,000	5.13%, 12/1/2039, Call 12/1/2019	510,825
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,230,040
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [4]	1,059,075
500,000	5.00%, 1/15/2035, Call 01/15/2026	575,130
1,000,000	7.75%, 8/1/2039, Call 08/1/2019	1,050,350
500,000	8.00%, 8/1/2043, Call 02/1/2024	582,635
2,000,000	5.00%, 5/15/2045, Call 05/15/2025	2,226,700
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	539,105
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	556,320
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	573,700
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,576,531
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	260,828
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	414,480
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 9/1/2028, Call 09/1/2020	193,824
480,000	0.00%, 9/1/2030	315,528
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	251,610
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,082,023
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	769,395
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017	227,493
10,000	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	5,985
155,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	173,413
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,147,327
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,100,330
1,000,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	996,020
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017	1,486,608
100,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	111,887
		28,297,670
	CONNECTICUT — 0.4%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 10/10/2017 [2]	489,080
1,000,000	Connecticut State Health & Educational Facility Authority, 4.00%, 07/1/2018	1,020,440

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 10/23/2017 [3]	$912,310
2,000,000	State of Connecticut, 1.56% (SIFMA Municipal Swap Index Yield+77 basis points), 09/15/2018 [5]	2,004,580
		4,426,410
	DELAWARE — 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025 [3]	1,025,970

	DISTRICT OF COLUMBIA — 0.1%
100,000	District of Columbia, 5.00%, 07/1/2037, Call 07/1/2024	103,129
655,000	Metropolitan Washington Airports Authority, 5.00%, 10/1/2044, Call 10/1/2024 [2]	739,357
		842,486
	FLORIDA — 3.9%
945,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	986,684
895,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018	908,219
920,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	934,168
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 10/10/2017	1,271,737
855,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020	903,017
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022	595,069
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,728,247
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	513,285
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024 [2]	1,997,624
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,505,010
3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	3,693,150
130,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	128,944
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024	786,833
2,000,000	7.63%, 6/15/2041, Call 06/15/2021	2,246,400
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,112,180
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	509,240
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023 [2]	1,042,210
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,170,220
1,000,000	Jacksonville Housing Finance Authority, 0.85%, 08/1/2018	998,770
	Lake Ashton Community Development District
170,000	5.00%, 5/1/2025	176,746
435,000	5.00%, 5/1/2037, Call 05/1/2025	430,885
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,730,030
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025	722,723
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	101,999
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	936,887
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	380,049

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	Miami Beach Health Facilities Authority
$1,500,000	4.25%, 11/15/2034, Call 11/15/2019	$1,523,925
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,095,420
	Miami-Dade County Industrial Development Authority
500,000	5.00%, 9/15/2034, Call 09/15/2024	528,830
500,000	5.75%, 11/1/2036, Call 11/1/2026 [3]	511,755
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024	1,031,200
	Palm Beach County Health Facilities Authority
525,000	6.75%, 6/1/2024, Call 06/1/2022	614,303
850,000	5.00%, 12/1/2031, Call 12/1/2024	946,517
500,000	5.00%, 11/1/2043, Call 11/1/2022	532,470
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	864,173
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,767,210
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/2017 [3]	1,503,345
850,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 10/10/2017	850,060
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	480,740
925,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 10/10/2017	925,129
		41,685,403
	GEORGIA — 1.0%
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	180,426
85,000	5.25%, 11/1/2034, Call 11/1/2019	92,822
	Fulton County Development Authority
500,000	5.00%, 4/1/2037, Call 04/1/2027	575,990
1,000,000	6.50%, 4/1/2043, Call 04/1/2023	1,003,170
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	843,150
230,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	239,411
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,256,662
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027 [3]	525,650
1,000,000	Main Street Natural Gas, Inc., 5.00%, 03/15/2018	1,021,380
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	539,775
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,453,167
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	680,220
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00%, 10/1/2041, Call 10/1/2021	2,725,900
		11,137,723
	GUAM — 0.5%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020	263,645
	Guam Government Waterworks Authority
500,000	5.25%, 7/1/2033, Call 07/1/2023	553,285
1,000,000	5.00%, 7/1/2035, Call 07/1/2024	1,092,960
450,000	5.63%, 7/1/2040, Call 07/1/2020	480,195
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,510,236
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,132,010
		5,032,331

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	HAWAII — 0.1%
$500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	$546,135

	IDAHO — 0.1%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019	1,307,406
250,000	6.00%, 6/1/2038, Call 06/1/2018	253,937
		1,561,343
	ILLINOIS — 6.4%
	Chicago Board of Education
1,000,000	1.62% (SIFMA Municipal Swap Index Yield+83 basis points), 3/1/2036, Call 12/1/2017 [5]	990,440
1,500,000	7.00%, 12/1/2044, Call 12/1/2025	1,720,275
1,000,000	6.00%, 4/1/2046, Call 04/1/2027	1,163,930
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	845,560
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025	2,839,175
680,000	Chicago Park District, 5.00%, 11/15/2024	805,100
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	522,785
2,000,000	5.00%, 12/1/2046, Call 12/1/2026	2,187,220
	City of Chicago
615,000	4.50%, 1/1/2021, Call 01/1/2020	649,434
1,000,000	5.00%, 1/1/2024	1,112,710
1,000,000	5.25%, 1/1/2035, Call 01/1/2021	1,042,710
1,000,000	5.50%, 1/1/2035, Call 01/1/2025	1,091,140
880,000	6.00%, 1/1/2038, Call 01/1/2027	1,018,142
500,000	5.50%, 1/1/2040, Call 01/1/2025	540,630
900,000	5.00%, 1/1/2041, Call 01/1/2022	949,725
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,054,830
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	734,426
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,150,550
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 10/10/2017	5,017
	County of Cook
700,000	5.00%, 11/15/2021, Call 11/15/2019	749,623
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,107,340
1,500,000	6.50%, 10/15/2040, Call 10/15/2020	1,588,035
	Illinois Finance Authority
700,000	5.00%, 8/1/2026	807,821
235,000	5.00%, 8/15/2026, Call 08/15/2020	262,363
465,000	5.00%, 8/15/2026, Call 08/15/2020	506,873
425,000	5.00%, 8/1/2027	492,592
465,000	5.00%, 11/1/2027, Call 11/1/2019	504,046
500,000	5.00%, 8/1/2028, Call 08/1/2027	574,000
665,000	6.38%, 11/1/2029, Call 05/1/2019	725,242
600,000	5.75%, 10/1/2032, Call 10/1/2022	640,452
670,000	5.00%, 3/1/2033, Call 03/1/2027	764,316
1,000,000	5.00%, 8/1/2033, Call 08/1/2024	1,150,330
315,000	5.00%, 2/15/2034, Call 02/15/2027	358,187
500,000	5.00%, 3/1/2034, Call 03/01/2027	565,600
2,000,000	4.00%, 7/1/2034, Call 01/1/2026	2,131,240
500,000	7.75%, 8/15/2034, Call 08/15/2019	565,900
1,000,000	5.00%, 4/1/2036, Call 10/10/2017	992,780
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,119,220
1,665,000	5.00%, 12/1/2036, Call 10/10/2017	1,666,049
500,000	5.63%, 2/15/2037, Call 10/10/2017	500,050
1,000,000	6.88%, 8/15/2038, Call 08/15/2019	1,114,370
3,000,000	0.80%, 11/1/2038, Call 09/6/2017 [1]	3,000,000
550,000	5.00%, 9/1/2042, Call 09/1/2024	584,672
1,925,000	5.00%, 9/1/2046, Call 09/1/2026	2,113,534
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,074,480
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018	518,905

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Illinois Finance Authority, AGM
$55,000	5.00%, 5/15/2019, Call 05/15/2018	$56,640
250,000	5.25%, 3/1/2030, Call 03/1/2020	269,095
1,000,000	Illinois Finance Authority, XLCA, 5.00%, 08/1/2034, Call 09/19/2017	1,002,150
2,000,000	Illinois Housing Development Authority, 1.33%, 02/1/2020, Call 04/1/2018 [1]	2,002,220
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	527,171
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,118,330
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	874,692
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 10/10/2017* [4]	126,107
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,716,560
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,162,880
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	529,815
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	890,854
1,000,000	6.25%, 6/1/2024, Call 09/27/2017	1,020,720
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,341,730
	State of Illinois
735,000	5.00%, 1/1/2019	761,872
500,000	5.00%, 3/1/2024, Call 03/1/2022	543,120
1,500,000	5.50%, 7/1/2026, Call 07/1/2023	1,672,890
2,000,000	3.00%, 6/15/2033, Call 06/15/2026	1,840,440
175,000	5.00%, 3/1/2037, Call 03/1/2022	181,412
385,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	406,752
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,119,300
930,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	940,630
		68,707,199
	INDIANA — 0.7%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022 [2]	1,035,100
1,500,000	City of Whiting, 1.54% (SIFMA Municipal Swap Index Yield+75 basis points), 12/1/2044, Call 06/3/2019 2 5	1,499,880
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,047,180
	Indiana Finance Authority
500,000	6.00%, 12/1/2019	518,625
500,000	6.00%, 12/1/2026, Call 06/1/2020	510,180
250,000	5.25%, 11/1/2039, Call 11/1/2019	269,908
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,372,286
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023 [2]	575,170
		7,828,329
	IOWA — 0.8%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,069,310
2,500,000	4.75%, 8/1/2042, Call 08/1/2022	2,530,950
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	271,073
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	547,160
	Iowa Student Loan Liquidity Corp.
2,005,000	4.63%, 12/1/2019 [2]	2,081,972
650,000	5.50%, 12/1/2025, Call 12/1/2019	692,490
	Iowa Tobacco Settlement Authority
800,000	5.60%, 6/1/2034, Call 10/10/2017	804,920
410,000	5.38%, 6/1/2038, Call 10/10/2017	409,975
		8,407,850

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KANSAS — 0.0% [6]
$500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 10/10/2017	$500,010

	KENTUCKY — 0.5%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 6/1/2037, Call 06/1/2027	220,592
2,000,000	5.00%, 1/1/2045, Call 07/1/2025	2,186,060
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025	1,020,180
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	881,640
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,141,730
		5,450,202
	LOUISIANA — 1.2%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,267,461
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	535,180
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,765,860
	Louisiana Local Government Environmental Facilities & Community Development Authority
1,000,000	6.75%, 11/1/2032, Call 11/1/2017	1,007,580
500,000	6.50%, 11/1/2035, Call 11/1/2020	567,125
1,205,000	5.00%, 10/1/2037, Call 10/1/2027	1,387,280
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,142,790
1,250,000	0.00%, 10/01/2033	1,071,250
500,000	8.13%, 12/15/2033, Call 12/15/2023	558,235
1,000,000	5.00%, 5/15/2035, Call 05/15/2025	1,124,200
960,000	6.50%, 7/1/2036, Call 07/1/2023 2 3	1,063,699
2,000,000	Parish of St. John the Baptist, 5.13%, 06/1/2037, Call 10/10/2017	1,999,840
		13,490,500
	MAINE — 0.3%
1,615,000	Maine Health & Higher Educational Facilities Authority, 5.00%, 07/1/2035, Call 07/1/2027	1,868,862
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	457,077
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 10/10/2017 [2]	502,070
		2,828,009
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 7/1/2036, Call 01/1/2027	2,962,425
1,525,000	5.00%, 9/1/2036, Call 09/1/2027	1,752,698
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,740,080
1,500,000	Maryland Community Development Administration, 1.35%, 01/1/2019, Call 07/1/2018 [3]	1,500,495
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023	3,085,776
1,000,000	5.00%, 7/1/2040, Call 07/1/2025	1,105,550
500,000	5.00%, 7/1/2045, Call 07/1/2025	549,175
2,000,000	Maryland Stadium Authority, 5.00%, 05/1/2046, Call 05/1/2026	2,299,900
		14,996,099
	MASSACHUSETTS — 0.5%
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	430,852
600,000	5.00%, 7/1/2034, Call 07/1/2027	696,516
500,000	5.75%, 12/1/2042 [1]	540,250
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 1/1/2021 [2]	1,659,720
300,000	5.50%, 1/1/2022, Call 01/1/2020	326,109
380,000	6.00%, 1/1/2028, Call 01/1/2020	403,400
200,000	4.25%, 7/1/2046, Call 07/1/2026 [2]	202,492
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,184,640
		5,443,979

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN — 1.9%
	Grand Rapids Public Schools, AGM
$1,170,000	5.00%, 5/1/2022	$1,359,634
685,000	5.00%, 5/1/2024	829,302
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,132,570
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	293,249
	Michigan Finance Authority
275,000	5.00%, 6/1/2029, Call 06/1/2019	274,494
1,000,000	4.50%, 10/1/2029, Call 10/1/2024	1,044,160
1,165,000	5.00%, 7/1/2031, Call 07/1/2024	1,301,841
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,878,149
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,839,075
1,000,000	5.00%, 7/1/2034, Call 07/1/2025	1,124,540
500,000	5.00%, 7/1/2035, Call 07/1/2025	560,430
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,617,475
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	275,575
2,000,000	2.40%, 11/15/2047 [1]	2,063,400
990,000	Michigan State Housing Development Authority, 1.91% (LIBOR 3 Month+100 basis points), 04/1/2042, Call 04/1/2021 2 5	994,594
	Michigan Strategic Fund
925,000	8.50%, 12/1/2030, Call 12/1/2023 2 3	1,003,976
1,445,000	4.13%, 7/1/2045, Call 07/1/2018 [1]	1,466,935
500,000	Summit Academy, 6.38%, 11/1/2035, Call 10/10/2017	500,070
		20,559,469
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	264,955
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,253,580
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,610,850
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020	422,611
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	577,200
		4,129,196
	MISSISSIPPI — 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/2036 1 2 3	513,250
1,500,000	Mississippi Development Bank, 5.00%, 08/1/2026	1,845,750
		2,359,000
	MISSOURI — 0.2%
100,000	Branson Industrial Development Authority, 3.90%, 11/1/2029, Call 11/1/2025	100,413
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	268,285
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020	892,640
1,050,000	6.00%, 2/1/2041, Call 02/1/2021	1,155,840
		2,417,178
	MONTANA — 0.0% [6]
500,000	City of Kalispell, 3.40%, 11/15/2022, Call 11/15/2018	502,995

	NEBRASKA — 0.7%
	Central Plains Energy Project
1,875,000	5.00%, 9/1/2027, Call 09/1/2022	2,094,037
2,500,000	5.00%, 9/1/2032, Call 09/1/2022	2,767,250
250,000	5.25%, 9/1/2037, Call 09/1/2022	278,393
2,300,000	5.00%, 8/1/2039, Call 12/1/2019 [1]	2,484,322
		7,624,002
	NEVADA — 0.8%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018 [3]	1,020,530
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020	761,355
2,405,000	County of Clark Department of Aviation, 0.79%, 07/1/2036, Call 09/6/2017 [1]	2,405,000

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
$1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	$1,114,780
2,000,000	Las Vegas Valley Water District, 5.00%, 06/1/2039, Call 12/1/2024	2,360,100
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025 [3]	611,208
		8,272,973
	NEW JERSEY — 1.2%
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 [2]	541,685
1,500,000	5.00%, 3/1/2024, Call 03/1/2023	1,659,645
1,000,000	5.25%, 9/1/2025, Call 03/1/2021	1,078,370
280,000	6.00%, 10/1/2034, Call 10/1/2024	286,294
880,000	5.00%, 6/15/2036, Call 12/15/2026	951,210
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,114,600
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 7/1/2037, Call 07/1/2018	509,940
1,175,000	5.00%, 7/1/2046, Call 07/1/2025	1,324,812
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 6/1/2020, Call 06/1/2019	1,063,310
855,000	4.25%, 12/1/2047, Call 12/1/2026 [2]	873,152
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024	798,285
2,000,000	New Jersey Transportation Trust Fund Authority, NATL, 0.00%, 12/15/2030	1,189,620
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,077,020
		12,467,943
	NEW MEXICO — 0.4%
875,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 10/10/2017 [2]	875,551
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	860,795
1,000,000	New Mexico Municipal Energy Acquisition Authority, 1.58% (LIBOR 1 Month+75 basis points), 11/1/2039, Call 02/1/2019 [5]	999,880
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,077,018
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020 [3]	1,091,693
		4,904,937
	NEW YORK — 3.4%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	448,456
1,000,000	Build New York City Resource Corp., 5.50%, 09/1/2045, Call 09/1/2025 [3]	1,103,920
2,000,000	City of New York, 5.00%, 03/1/2026, Call 03/1/2024	2,396,440
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,005,590
2,500,000	Metropolitan Transportation Authority, AGM, 1.42% (LIBOR 1 Month+57 basis points), 11/1/2032 [5]	2,510,800
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	724,230
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 10/10/2017	1,503,600
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 10/10/2017	1,006,100
450,000	New York Counties Tobacco Trust VI, 5.00%, 06/1/2045, Call 06/1/2026	476,276
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,281,380
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 [3]	2,224,780
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 [3]	1,089,500
1,500,000	7.25%, 11/15/2044, Call 11/15/2024 [3]	1,790,535

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	New York State Dormitory Authority
$400,000	4.00%, 5/1/2033, Call 05/1/2023	$407,296
955,000	5.00%, 2/15/2034, Call 02/15/2019	1,012,491
45,000	5.00%, 2/15/2034, Call 02/15/2019	47,644
500,000	4.25%, 5/1/2042, Call 05/1/2023	510,330
2,750,000	New York State Housing Finance Agency, 0.88%, 11/1/2049, Call 09/6/2017 [1]	2,750,000
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,058,750
480,000	New York Transportation Development Corp., 5.00%, 08/1/2031, Call 08/1/2021 [2]	513,509
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025	256,101
500,000	5.00%, 7/1/2045, Call 07/1/2025	544,895
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	651,118
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,250,195
265,000	6.00%, 12/1/2042, Call 12/1/2020	296,850
940,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 10/10/2017 [3]	941,739
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,745,145
	TSASC, Inc.
970,000	5.00%, 6/1/2045, Call 06/1/2027	1,009,430
950,000	5.00%, 6/1/2048, Call 06/1/2027	975,013
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	838,463
		36,370,576
	NORTH CAROLINA — 0.3%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,084,420
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,283,620
		3,368,040
	NORTH DAKOTA — 0.1%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,024,880

	OHIO — 1.1%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 09/22/2017	1,951,140
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,005,600
830,000	City of Akron, 5.00%, 12/1/2026	962,933
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	441,680
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020	536,035
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,144,980
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	522,375
1,000,000	Ohio Air Quality Development Authority, 3.75%, 12/1/2023 [1]	494,880
2,700,000	Ohio Housing Finance Agency, 1.35%, 03/1/2019 [1]	2,705,346
1,000,000	Ohio Water Development Authority, 4.00%, 12/1/2033 [1]	489,880
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,097,740
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 10/10/2017 1 2	1,001,720
		12,354,309
	OKLAHOMA — 0.3%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,030,917
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,180,060
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,362,929
		3,573,906
	OREGON — 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 4/1/2045, Call 04/1/2025	1,130,380
765,000	5.00%, 10/1/2046, Call 10/1/2026	846,702
		1,977,082

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA — 1.8%
$1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	$1,075,590
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	101,132
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,091,390
275,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2027 [3]	296,623
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022	286,390
1,000,000	City of Scranton, 5.00%, 11/15/2026, Call 05/15/2024	1,075,910
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,301,355
500,000	Delaware County Industrial Development Authority, 4.38%, 06/1/2026 [3]	504,135
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	258,468
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	295,873
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 10/10/2017	1,002,060
1,000,000	5.63%, 7/1/2036, Call 07/1/2022	1,105,390
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	323,689
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,721,175
	Pennsylvania Economic Development Financing Authority
450,000	6.25%, 10/15/2023, Call 10/15/2019	491,004
250,000	6.40%, 12/1/2038, Call 09/1/2025	257,898
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020	679,524
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,159,760
500,000	5.00%, 12/1/2041, Call 06/1/2026	573,120
	Philadelphia Authority for Industrial Development
795,000	5.00%, 5/1/2027, Call 05/1/2026	964,645
500,000	8.00%, 1/1/2033, Call 01/1/2023	570,415
500,000	6.88%, 6/15/2033, Call 06/15/2023	555,780
180,000	5.00%, 7/1/2037, Call 07/1/2027	191,165
440,000	Quakertown General Authority, 4.00%, 07/1/2022	441,131
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,110,060
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/2018 [2]	1,649,456
		19,083,138
	RHODE ISLAND — 0.4%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2046, Call 07/1/2026	1,729,715
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023	1,256,840
1,000,000	8.38%, 1/1/2046, Call 01/1/2021	1,240,790
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	545,595
		4,772,940
	SOUTH CAROLINA — 0.5%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,155,640
	South Carolina Public Service Authority
1,500,000	5.00%, 12/1/2028, Call 12/1/2026	1,777,500
730,000	5.00%, 12/1/2055, Call 06/1/2025	813,103
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,161,252
		4,907,495

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH DAKOTA — 0.2%
	South Dakota Health & Educational Facilities Authority
$555,000	5.00%, 9/1/2040, Call 09/1/2027	$640,820
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,401,194
		2,042,014
	TENNESSEE — 0.7%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	555,285
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,333,094
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 7/1/2038, Call 07/1/2020	553,055
2,000,000	5.00%, 8/15/2042, Call 08/15/2022	2,149,500
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 5/1/2025, Call 11/1/2024 [3]	355,236
45,000	6.00%, 5/1/2034, Call 11/1/2024 [3]	43,017
1,500,000	Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030 [1]	1,512,990
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,162,510
		7,664,687
	TEXAS — 3.4%
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	368,656
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	592,385
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,168,870
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,842,960
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	262,113
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021	560,805
	City of Houston Airport
250,000	5.50%, 7/1/2034, Call 07/1/2018	259,490
750,000	5.00%, 7/15/2035, Call 07/15/2025 [2]	800,970
	Clifton Higher Education Finance Corp.
500,000	5.00%, 8/15/2042, Call 08/15/2022	536,430
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,540,860
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,134,130
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	414,482
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,264,091
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	495,140
	New Hope Cultural Education Facilities Corp.
500,000	4.75%, 4/1/2034, Call 04/1/2024	531,315
1,000,000	5.00%, 4/1/2039, Call 04/1/2024	1,074,100
1,250,000	5.00%, 7/1/2047, Call 07/1/2025	1,354,262
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024	1,634,910
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	834,847
	North Texas Tollway Authority
405,000	6.00%, 1/1/2028, Call 01/1/2019	432,532
95,000	6.00%, 1/1/2028, Call 01/1/2019	101,432
955,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 09/27/2017 [1]	955,879
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021 [4]	789,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.25%, 8/1/2018	1,038,580
1,000,000	5.50%, 8/1/2021	1,131,610
290,000	5.50%, 8/1/2027	358,800
1,000,000	San Antonio Water System, 2.00%, 05/1/2043 [1]	1,025,140
2,000,000	State of Texas, 5.00%, 10/1/2026, Call 10/1/2025	2,469,260

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Tarrant County Cultural Education Facilities Finance Corp.
$1,000,000	4.20%, 9/1/2025, Call 09/1/2023	$1,118,800
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,231,560
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,984,700
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	660,367
125,000	6.25%, 12/15/2026	153,053
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	560,760
500,000	5.00%, 12/15/2031, Call 12/15/2022	553,965
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 6/30/2032, Call 06/30/2020	1,152,370
1,345,000	7.00%, 6/30/2040, Call 06/30/2020	1,526,548
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018	1,025,450
	Town of Westlake
500,000	5.50%, 9/1/2025	501,280
200,000	6.13%, 9/1/2035, Call 09/1/2025	200,312
		36,642,714
	UTAH — 0.2%
1,200,000	Salt Lake City Corp. Airport Revenue, 5.00%, 07/1/2026 [2]	1,468,944
	Utah Charter School Finance Authority
380,000	3.63%, 6/15/2021 [3]	379,901
500,000	5.25%, 6/15/2037, Call 06/15/2027 [3]	498,740
		2,347,585
	VERMONT — 0.2%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	583,505
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022 [2]	1,592,164
		2,175,669
	VIRGIN ISLANDS — 0.1%
	Virgin Islands Public Finance Authority
385,000	6.75%, 10/1/2019	347,959
500,000	5.00%, 10/1/2039, Call 10/1/2024	352,515
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 10/10/2017	115,201
		815,675
	VIRGINIA — 0.5%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 09/22/2017* [4]	461,303
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,131,750
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	427,156
1,475,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020 [2]	1,522,628
975,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/2025 [3]	996,216
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 [1]	5,565
245,000	5.00%, 7/1/2038, Call 07/1/2020	261,785
	Virginia Small Business Financing Authority
80,000	6.00%, 1/1/2037, Call 07/1/2022 [2]	91,145
130,000	5.50%, 1/1/2042, Call 07/1/2022 [2]	145,073
		5,042,621
	WASHINGTON — 1.3%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	712,544
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,073,250
350,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	442,659

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 04/1/2018	$1,500,690
	State of Washington
2,000,000	5.00%, 8/1/2037, Call 08/1/2023	2,330,780
1,000,000	5.00%, 6/1/2040, Call 06/1/2026	1,174,730
315,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 09/22/2017	315,340
	Washington Health Care Facilities Authority
1,000,000	2.19% (SIFMA Municipal Swap Index Yield+140 basis points), 1/1/2035, Call 07/1/2024 [5]	1,011,370
1,000,000	5.00%, 8/15/2036, Call 08/15/2027	1,137,780
1,820,000	5.00%, 3/1/2038, Call 03/1/2025	2,051,122
2,500,000	1.93% (LIBOR 1 Month+110 basis points), 1/1/2042, Call 01/1/2022 [5]	2,499,550
		14,249,815
	WISCONSIN — 0.9%
	Public Finance Authority
1,235,000	5.00%, 7/1/2022 [2]	1,318,931
500,000	5.75%, 2/1/2035, Call 02/1/2025	503,870
1,000,000	6.50%, 12/1/2037, Call 12/1/2027 [3]	1,128,400
500,000	5.75%, 4/1/2042, Call 04/1/2022	531,985
580,000	5.25%, 5/15/2042, Call 05/15/2025 [3]	623,784
1,000,000	5.00%, 7/1/2042, Call 07/1/2022 [2]	1,067,960
165,000	6.00%, 7/15/2042, Call 07/15/2022	177,804
450,000	5.50%, 3/1/2045, Call 03/1/2025 [3]	469,935
1,000,000	5.63%, 7/1/2045, Call 07/1/2025 [3]	1,023,430
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	1,564,481
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	452,384
345,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	354,115
		9,217,079
	WYOMING — 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	534,470
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	237,505
		771,975
	TOTAL MUNICIPAL BONDS
	(Cost $535,935,121)	558,911,632

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.9%
	UNITED STATES — 0.9%
8,184	BlackRock Long-Term Municipal Advantage Trust	99,845
53,753	BlackRock MuniVest Fund, Inc.	528,930
31,817	BlackRock MuniYield Quality Fund, Inc.	502,072
87,593	Deutsche Municipal Income Trust	1,137,833
72,299	Dreyfus Municipal Income, Inc.	673,104
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,102,278
30,359	Dreyfus Strategic Municipals, Inc.	271,106
23,539	DTF Tax-Free Income, Inc.	343,669
17,462	Invesco Advantage Municipal Income Trust II	205,196
17,008	Invesco Municipal Opportunity Trust	225,526
23,118	Invesco Municipal Trust	298,222
11,819	Invesco Trust for Investment Grade Municipals	161,802
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	134,495
37,184	Pioneer Municipal High Income Advantage Trust	435,797
123,034	Pioneer Municipal High Income Trust	1,485,020
108,960	Western Asset Managed Municipals Fund, Inc.	1,540,694
8,866	Western Asset Municipal Partners Fund, Inc.	140,260
		9,285,849
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	9,285,849

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 24.7%
	UNITED STATES — 24.7%
12,123,015	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	$173,116,657
8,427,153	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	93,035,767
		266,152,424
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $263,012,412)	266,152,424

	LIMITED PARTNERSHIPS — 10.4%
	UNITED STATES — 10.4%
	Anchorage Illiquid Opportunities II, LP*	9,804
	Mackay Municipal Credit Opportunities Fund, LP*	23,357,018
	Mackay Municipal Opportunities Fund, LP*	88,582,586
		111,949,408
	TOTAL LIMITED PARTNERSHIPS
	(Cost $108,000,000)	111,949,408

	SHORT-TERM INVESTMENT — 7.6%
81,367,844	BlackRock MuniCash - Institutional Shares, 0.62% [7]	81,392,255

	TOTAL SHORT-TERM INVESTMENT
	(Cost $81,391,614)	81,392,255

	TOTAL INVESTMENTS — 95.5%
	(Cost $997,478,027)	1,027,691,568
	Other assets less liabilities — 4.5%	48,764,592

	TOTAL NET ASSETS — 100.0%	$1,076,456,160

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	144A restricted security.

[4]	Security is in default.

[5]	Floating rate security.

[6]	Rounds to less than 0.05%.

[7]	The rate is the annualized seven-day yield at period end.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG – Obligation

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

SIFMA – Securities Industry and Financial Markets Association

ST RES FD GTY – State Resource Fund Guaranty

XLCA – XL Capital Assurance

See accompanying Notes to Financial Statements.

33

ASPIRIANT DEFENSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 92.7%
	ALTERNATIVE DIVERSIFIERS — 25.9%
2,679,646	Arbitrage Fund (The) - Institutional Class	$36,309,206
2,436,223	Gateway Fund - Y Class	79,518,310
1,357,324	GMO SGM Major Markets Fund - Class VI	44,601,653
2,272,377	Merger Fund (The) - Institutional Class	36,221,687
2,935,068	Vanguard Market Neutral Fund - Institutional Class	34,457,701
		231,108,557
	CORE DIVERSIFIERS — 66.8%
3,859,363	FPA Crescent Fund	131,720,076
11,224,022	GMO Benchmark-Free Allocation Fund - Class IV1	306,752,509
8,654,384	JPMorgan Global Allocation Fund - I Class	157,682,873
		596,155,458
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $791,208,931)	827,264,015

	EXCHANGE-TRADED FUND — 3.2%
	CORE DIVERSIFIER — 3.2%
646,520	iShares Core Growth Allocation ETF	28,660,231

	TOTAL EXCHANGE-TRADED FUND
	(Cost $27,191,764)	28,660,231

	SHORT-TERM INVESTMENT — 1.9%
16,842,078	JPMorgan Prime Money Market Fund - Agency Shares, 1.13%[2]	$16,847,131

	TOTAL SHORT-TERM INVESTMENT
	(Cost $16,847,135)	16,847,131

	TOTAL INVESTMENTS — 97.8%
	(Cost $835,247,830)	872,771,377
	Other assets less liabilities — 2.2%	20,021,928

	TOTAL NET ASSETS — 100.0%	$892,793,305

[1]
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

ETF – Exchange-Traded Fund

See accompanying Notes to Financial Statements.

34

ASPIRIANT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of August 31, 2017 (Unaudited)

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
ASSETS:
Investments, at value (cost $848,370,568, $997,478,027 and $835,247,830, respectively)	$957,723,681	$1,027,691,568	$872,771,377
Cash	661,463	26,059,639	—
Foreign currency, at value (cost $119,894, $0 and $0, respectively)	119,629	—	—
Receivables:
Investments sold	17,833	—	19,999,995
Fund shares sold	172,950	829,954	220,441
Dividends and interest	1,331,705	6,822,741	36,096
Limited Partnership subscriptions	—	20,000,000	—
Other prepaid expenses	56,427	66,622	74,321
Total assets	960,083,688	1,081,470,524	893,102,230

LIABILITIES:
Payables:
Investments purchased	6,937	4,190,465	—
Securities lending collateral	37,306,432	—	—
Fund shares redeemed	235,078	449,500	115,545
Due to Adviser	119,299	217,038	73,122
Accrued fund accounting fees	52,001	46,705	36,750
Accrued fund administration fees	23,092	27,310	22,026
Accrued Trustees' fees	10,800	10,800	10,800
Accrued custody fees	9,117	3,445	1,125
Accrued administrative servicing fees	7,134	17,733	7,175
Accrued transfer agent fees and expenses	6,607	6,518	6,365
Accrued Chief Compliance Officer fees	1,400	1,400	1,400
Accrued other expenses	48,510	43,450	34,617
Total liabilities	37,826,407	5,014,364	308,925

NET ASSETS	$922,257,281	$1,076,456,160	$892,793,305

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$804,011,580	$1,044,777,713	$848,801,999
Accumulated net investment income	8,284,483	5,080,479	2,029,062
Accumulated net realized gain (loss) on investments	604,198	(3,615,573)	4,438,697
Net unrealized appreciation on:
Investments	109,353,113	30,213,541	37,523,547
Foreign currency	3,907	—	—
NET ASSETS APPLICABLE TO OUSTANDING SHARES	$922,257,281	$1,076,456,160	$892,793,305

SHARES ISSUED AND OUTSTANDING	72,098,651^	105,286,472	83,705,990
NET ASSET VALUE PER SHARE	$ 12.79^	$10.22	$10.67

^	Advisor Shares

See accompanying Notes to Financial Statements.

35

ASPIRIANT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 2017 (Unaudited)

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $170,497, $0 and $0, respectively)	$8,685,944	$3,609,841	$2,552,635
Interest	125,460	12,528,489	160,600
Securities lending income	238,054	—	—
Total investment income	9,049,458	16,138,330	2,713,235

EXPENSES:
Advisory fees	1,019,268	1,389,460	380,600
Administrative services fees	424,880	514,677	380,675
Fund administration fees	130,631	158,575	117,336
Fund accounting fees	112,948	135,973	105,615
Registration fees	55,888	69,577	79,528
Legal fees	47,224	31,942	31,436
Custody fees	31,660	9,336	3,976
Audit fees	30,534	32,643	22,104
Trustees' fees and expenses	21,626	21,626	21,626
Transfer agent fees and expenses	21,144	20,618	21,234
Chief Compliance Officer fees	8,241	8,241	8,241
Shareholder reporting fees	7,853	5,173	3,051
Insurance fees	6,747	6,747	6,747
Other expenses	12,036	3,611	14,840
Total expenses	1,930,680	2,408,199	1,197,009
Less: Advisory fees waived	(339,561)	(154,322)	—
Less: Administrative services fees waived	(327,891)	(378,134)	(295,251)
Net expenses	1,263,228	1,875,743	901,758
Net investment income	7,786,230	14,262,587	1,811,477

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(278,327)	1,267,233	1,755,846
Foreign currency translations	3,759	—	—
Capital gain distributions	2,041,650	—	1,563,290
Total net realized gain	1,767,082	1,267,233	3,319,136
Net change in unrealized appreciation on:
Investments	59,766,565	21,352,916	22,407,556
Foreign currency translations	9,947	—	—
Total net change in unrealized appreciation	59,776,512	21,352,916	22,407,556
Net realized and unrealized gain	61,543,594	22,620,149	25,726,692
Net Increase in Net Assets from Operations	$69,329,824	$36,882,736	$27,538,169

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$7,786,230	$11,828,504	$14,262,587	$23,122,439
Net realized gain (loss) on investments and foreign currency	1,767,082	12,409,721	1,267,233	(1,947,739)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	59,776,512	52,585,012	21,352,916	(19,003,908)
Net increase in net assets resulting from operations	69,329,824	76,823,237	36,882,736	2,170,792

DISTRIBUTIONS TO SHAREHOLDERS^:
From net investment income	—	(11,961,644)	(13,969,195)	(21,453,279)
From net realized gains	—	(3,510,216)	—	(1,088,848)
Total distributions to shareholders	—	(15,471,860)	(13,969,195)	(22,542,127)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	127,208,326	395,683,582	150,587,111	526,718,267
Shares issued for reinvestment of distributions	—	14,630,849	13,415,300	21,741,149
Shares redeemed	(35,944,374)	(91,656,170)	(92,889,101)	(223,930,732)
Net increase from capital share transactions	91,263,952	318,658,261	71,113,310	324,528,684

Total increase in net assets	160,593,776	380,009,638	94,026,851	304,157,349

NET ASSETS:
Beginning of period	761,663,505	381,653,867	982,429,309	678,271,960
End of period	$922,257,281	$761,663,505	$1,076,456,160	$982,429,309

Accumulated net investment income	$8,284,483	$498,253	$5,080,479	$4,787,087

TRANSACTIONS IN SHARES^:
Shares sold	10,319,294	35,157,706	14,944,505	52,042,189
Shares issued for reinvestment of distributions	—	1,309,834	1,337,427	2,133,347
Shares redeemed	(2,925,165)	(8,101,874)	(9,235,007)	(22,240,369)
Net increase	7,394,129	28,365,666	7,046,925	31,935,167

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

37

ASPIRIANT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$1,811,477	$5,355,198
Net realized gain (loss) on investments and foreign currency	3,319,136	1,867,191
Net change in unrealized appreciation (depreciation) on investments and foreign currency	22,407,556	16,158,378
Net increase in net assets resulting from operations	27,538,169	23,380,767

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(5,863,886)
From net realized gains	—	(15,218)
Total distributions to shareholders	—	(5,879,104)

CAPITAL SHARE TRANSACTIONS:
Shares sold	312,172,877	465,896,003
Shares issued for reinvestment of distributions	—	5,656,024
Shares redeemed	(14,629,137)	(49,071,428)
Net increase from capital share transactions	297,543,740	422,480,599

Total increase in net assets	325,081,909	439,982,262

NET ASSETS:
Beginning of period	567,711,396	127,729,134
End of period	$892,793,305	$567,711,396

Accumulated net investment income	$2,029,062	$217,585

TRANSACTIONS IN SHARES:
Shares sold	29,920,833	46,438,062
Shares issued for reinvestment of distributions	—	563,349
Shares redeemed	(1,394,654)	(4,892,485)
Net increase	28,526,179	42,108,926

See accompanying Notes to Financial Statements.

38

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
FINANCIAL HIGHLIGHTS - ADVISOR SHARES
Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	Period Ended February 28, 2014*
Net asset value, beginning of period	$11.77		$10.50	$11.53	$11.00	$10.00

Income from Investment Operations:
Net investment income (loss)	0.11		0.19	0.15	0.04	0.00	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		1.34	(0.99)	0.52	1.02
Total from investment operations	1.02		1.53	(0.84)	0.56	1.02

Less Distributions:
From net investment income	—		(0.20)	0.00 (1)	(0.03)	(0.02)
From net realized gain	—		(0.06)	(0.19)	—	—
Total distributions	—		(0.26)	(0.19)	(0.03)	(0.02)

Net asset value, end of period	$12.79		$11.77	$10.50	$11.53	$11.00

Total return	8.67	%(2)	14.63%	(7.33)%	5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$922,257		$761,664	$381,654	$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.46	%(3)	0.59%	1.05%	1.81%	2.20	%(3)
Expense waiver	(0.16	)%(3)	(0.08)%	(0.04)%	—%	—	%(3)
Total expenses after expense waiver	0.30	%(3)	0.51%	1.01%	1.81%	2.20	%(3)
Net investment income (loss)	1.83	%(3)	2.02%	1.40%	0.37%	(0.05	)%(3)
Portfolio turnover rate	8	%(2)	89%	83%	101%	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.00		$10.23	$10.00

Income from Investment Operations:
Net investment income (loss)	0.14		0.28	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		(0.22)	0.18
Total from investment operations	0.36		0.06	0.38

Less Distributions:
From net investment income	(0.14)		(0.28)	(0.15)
From net realized gain	—		(0.01)	—
Total distributions	(0.14)		(0.29)	(0.15)

Net asset value, end of period	$10.22		$10.00	$10.23

Total return	3.63	%(1)	0.60%	3.86	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,076,456		$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.46	%(2)	0.51%	0.61	%(2)
Expense waiver	(0.10	)%(2)	(0.07)%	(0.07	)%(2)
Total expenses after expense waiver	0.36	%(2)	0.44%	0.54	%(2)
Net investment income (loss)	2.77	%(2)	2.85%	3.32	%(2)
Portfolio turnover rate	16	%(1)	20%	0	%(1)(3)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Not annualized.

(2)	Annualized.

(3)	Rounds to less than 0.005.

See accompanying Notes to Financial Statements.

40

ASPIRIANT DEFENSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.29		$9.77	$10.00

Income from Investment Operations:
Net investment income (loss)	0.02		0.11	0.00	(1)
Net realized and unrealized gain (loss) on investments	0.36		0.53	(0.23)
Total from investment operations	0.38		0.64	(0.23)

Less Distributions:
From net investment income	—		(0.12)	—
From net realized gain	—		0.00 (1)	—
Total distributions	—		(0.12)	—

Net asset value, end of period	$10.67		$10.29	$9.77

Total return	3.69	%(2)	6.54%	(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$892,793		$567,711	$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.32	%(3)	0.35%	0.78	%(3)
Expense waiver	(0.08	)%(3)	(0.07)%	(0.07	)%(3)
Total expenses after expense waiver	0.24	%(3)	0.28%	0.71	%(3)
Net investment income (loss)	0.48	%(3)	1.55%	(0.20	)%(3)
Portfolio turnover rate	11	%(2)	16%	0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Equity Allocation Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short

42

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

1.	ORGANIZATION (Continued)

strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds that are not publicly traded, such as limited partnerships, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

43

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

In May 2015, the FASB issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private funds valued at net asset value are no longer included in the fair value hierarchy. The Trust elected to adopt and apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Limited Partnerships with a fair value of $111,949,408 are excluded from the fair value hierarchy as of August 31, 2017.

The Trust measures the fair value of its investments that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

44

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Equity Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$1,240,531	$—	$1,240,531
Austria	—	1,412,002	—	1,412,002
Belgium	—	1,642,928	—	1,642,928
Bermuda	17,340,587	1,409,129	—	18,749,716
Brazil	531,806	—	—	531,806
Canada	15,717,231	—	—	15,717,231
Cayman Islands	347,094	871,408	—	1,218,502
Chile	2,996,895	—	—	2,996,895
China	1,067,730	2,428,225	—	3,495,955
Colombia	1,019,409	—	—	1,019,409
Curacao	417,769	—	—	417,769
Denmark	1,215,929	3,105,070	—	4,320,999
Finland	—	315,886	—	315,886
France	1,685,609	2,278,569	—	3,964,178
Germany	168,846	2,525,207	—	2,694,053
Guernsey	6,225,088	15,634	—	6,240,722
Hong Kong	3,241,603	5,756,289	—	8,997,892
India	1,791,863	—	—	1,791,863
Indonesia	1,227,441	—	—	1,227,441
Ireland	565,614	681,458	—	1,247,072
Isle of Man	—	11,908	—	11,908
Israel	3,161,803	1,181,927	—	4,343,730
Italy	116,092	765,453	—	881,545
Japan	7,867,395	18,413,470	—	26,280,865
Jersey	957,052	—	—	957,052
Luxembourg	41,981	644,356	—	686,337
Netherlands	389,707	624,744	—	1,014,451
New Zealand	—	1,209,329	—	1,209,329
Norway	—	1,531,112	—	1,531,112
Panama	555,770	—	—	555,770
Peru	93,849	—	—	93,849
Portugal	—	570,229	—	570,229
Singapore	359,239	462,777	—	822,016
South Korea	2,837,962	—	—	2,837,962
Spain	—	422,610	—	422,610
Sweden	—	1,604,218	—	1,604,218
Switzerland	14,780,889	5,388,933	—	20,169,822

45

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stock (Continued)
Taiwan	$11,133,476	$—	$—	$11,133,476
Thailand	212,051	—	—	212,051
United Kingdom	8,214,532	4,162,493	—	12,377,025
United States	203,601,879	3,252	—	203,605,131
Virgin Islands (British)	7,051	—	—	7,051
Exchange-Traded Funds	245,431,017	—	—	245,431,017
Closed-End Mutual Fund	—	29,990		29,990
Open-End Mutual Fund	259,198,569	—	—	259,198,569
Preferred Stock
Germany	—	315,881	—	315,881
Short-Term Investments	44,871,403	37,306,432	—	82,177,835
Total Investments	$859,392,231	$98,331,450	$—	$957,723,681

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$558,911,632	$—	$—	$558,911,632
Closed-End Mutual Funds	9,285,849	—	—	—	9,285,849
Open-End Mutual Funds	266,152,424	—	—	—	266,152,424
Limited Partnerships	—	—	—	111,949,408	111,949,408
Short-Term Investment	81,392,255	—	—	—	81,392,255
Total Investments	$356,830,528	$558,911,632	$—	$111,949,408	$1,027,691,568

46

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of August 31, 2017:

Investment Category	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Limited Partnership - Fixed Income Relative-Value (a)	$111,939	$—	Indefinite	Quarterly	65	25% investor level gate, if redemptions exceed 25% of total fund's assets
Limited Partnership - Private Debt (b)	10	—	In liquidation	None permitted	N/A	N/A
	$111,949	$—

(a)	This Category includes closed-end funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

(b)	This Category invests in private debt, specializing in distressed debt, securitized loans, leases, trade claims, and credit facilities.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of August 31, 2017:

Limited Partnership	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	8.23%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Quarterly	25% investor level gate, if redemptions exceed 25% of total fund's assets

47

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Alternative Diversifiers	$231,108,557	$—	$—	$231,108,557
Core Diversifiers	596,155,458	—	—	596,155,458
Exchange-Traded Fund	28,660,231	—	—	28,660,231
Short-Term Investment	16,847,131	—	—	16,847,131
Total Investments	$872,771,377	$—	$—	$872,771,377

As of August 31, 2017, the Funds did not hold any Level 3 securities. For the six months ended August 31, 2017, there were no transfers among levels.

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 31, 2017.

ii.
Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

48

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The Funds receive cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments of cash collateral received from the borrower.

For the six months ended August 31, 2017, the Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at August 31, 2017. Cash collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of August 31, 2017:

Description	Value
Time Deposit with Barclays Bank PLC, 1.18% *	$1,300,000
Time Deposit with Bank Of Tokyo UFJ Ltd., London, 1.12% *	1,300,000
Time Deposit with Bank Of Montreal, London, 1.15% *	1,100,000
Time Deposit with Skandanaviska Enskilda Banken, 1.07% *	1,000,000
Time Deposit with Royal Bank Of Canada, London, 1.12% *	1,000,000
Time Deposit with Swedbank, New York, 1.15% *	1,000,000
Repurchase Agreement with Citigroup Global Markets Inc., 1.34% *	2,000,000
Repurchase Agreement with Deutsche Bank Securities Inc., 1.08% *	3,122,809
Repurchase Agreement with RBS Securities Inc., 1.05% *	1,000,000
Repurchase Agreement with Societe Generale, New York, 1.08% *	4,000,000
Time Deposit with Bred Banque Populaire, 1.24% *	1,000,000
Time Deposit with Credit Agricole SA, London, 1.08% *	900,000
Time Deposit with Landesbank Baden Wuerttemberg, Stuttgart, 1.20% *	900,000
Time Deposit with Landesbank Hessen Thuringen, London, 1.20% *	800,000
Repurchase Agreement with Deutsche Bank AG, London, 1.55% *	10,000,000
Total	$30,422,809

*	The rate shown is the annualized 7-day yield as of August 31, 2017.

As of August 31, 2017 the Equity Allocation Fund held non-cash collateral in the amount of $6,883,623 which consisted of U.S. Treasury Securities.

49

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended August 31, 2017, the Equity Allocation Fund paid $118,137 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Municipal Bond Fund intends to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

50

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j)	Federal Income Taxes (Continued)

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be their federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the six months ended August 31, 2017, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective August 1, 2015, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. For the period from August 1, 2015 to October 31, 2015, the Adviser voluntarily agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.05% of average daily net assets. For the period November 1, 2015 to June 30, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.03% of average daily net assets. Effective July 1, 2017 through the period ended August 31, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.01% of average daily net assets. For the six months ended August 31, 2017, the Adviser voluntarily waived $327,891 under the Administration Agreement.

Effective August 5, 2016 under the Advisory Agreement, the Equity Allocation Fund pays the Adviser at an annual rate of 0.24% of average daily net assets. For the period from July 1, 2016 to August 4, 2016, the Equity Allocation Fund paid the adviser at an annual rate of 0.40% of average daily net assets under the Advisory Agreement. For the period from November 1, 2015 to June 30, 2016, the Equity Allocation Fund paid the adviser at an annual rate of 0.50% of average daily net assets under the Advisory Agreement. For the period from August 1, 2015 to October 31, 2015, the Equity Allocation Fund paid the adviser at an annual rate of 0.60% of average daily net assets under the Advisory Agreement. For the period from May 1, 2015 to July 31, 2015, the Equity Allocation Fund paid the Adviser at an annual rate of 0.75% of average daily net assets under the Advisory Agreement. Prior to May 1, 2015, the Equity Allocation Fund paid the Adviser at an annual rate of 0.95% of average daily net assets under the Advisory Agreement.

51

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Municipal Bond Fund – Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective July 1, 2015, upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. For the period July 1, 2015 to June 30, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Municipal Bond Fund was incurring a net expense at a rate of 0.03% of average daily net assets. Effective July 1, 2017 through the period ended August 31, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.08% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.02% of average daily net assets. For the six months ended August 31, 2017, the Adviser voluntarily waived $378,134 under the Administration Agreement.

Effective August 5, 2016, under the Advisory Agreement, the Municipal Bond Fund pays the Adviser at an annual rate of 0.27% of average daily net assets. For the period from July 1, 2016 to August 4, 2016, under the Advisory Agreement, the Municipal Bond Fund paid the Adviser at an annual rate of 0.30% of average daily net assets. For the period from November 1, 2015 to June 30, 2016, under the Advisory Agreement, the Municipal Bond Fund paid the Adviser at an annual rate of 0.35% of average daily net assets. Prior to November 1, 2015, the Municipal Bond Fund paid the Adviser at an annual rate of 0.42% of average daily net assets under the Advisory Agreement.

Defensive Allocation Fund – Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective December 14, 2015, upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. For the period December 14, 2015 to June 30, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Defensive Allocation Fund was incurring a net expense at a rate of 0.03% of average daily net assets. Effective July 1, 2017 through the period ended August 31, 2017, the Adviser voluntarily agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.01% of average daily net assets. For the six months ended August 31, 2017, the Adviser voluntarily waived $295,251 under the Administration Agreement.

Under the Advisory Agreement, the Defensive Allocation Fund pays the Adviser at an annual rate of 0.10% of average daily net assets.

Effective February 1, 2017, the Adviser, the Equity Allocation Fund and the Municipal Bond Fund have entered into an advisory fee limitation agreement (“Advisory Fee Limitation Agreement”) under which the Adviser has contractually agreed to waive a portion of its advisory fee of each Fund that is not subject to recoupment. Effective February 1, 2017, the Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% and from 0.27% to 0.24% for Equity Allocation Fund and Municipal Bond Fund, respectively, through June 30, 2018. The Defensive Allocation Fund is not subject to Advisory Fee Limitation Agreement. This arrangement may be terminated only by the Trust’s Board of Trustees. During the six months ended August 31, 2017, the Adviser waived $339,561 and $154,322 of its advisory fees for Equity Allocation Fund and Municipal Bond Fund, respectively.

The Adviser, the Equity Allocation Fund and the Municipal Bond Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has contractually agreed to pay or absorb the ordinary operating expenses of each Fund (which excludes any acquired fund

52

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of each Fund) to the extent necessary to limit the annualized operating expenses for the Equity Allocation Fund’s Advisor Shares to 2.25% and the Municipal Bond Fund to 1.00% of each Fund’s average daily net asset value (the “Expense Limitation”). The Defensive Allocation Fund is not subject to an expense limitation and reimbursement agreement. In consideration of the Adviser’s agreement to limit each Fund’s expenses, each Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause each Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of August 31, 2017, there were no amounts waived or assumed that are subject for recoupment by Adviser by each Fund.

(b)	Sub-Advisory Fees

Aperio Group, LLC, Acadian Asset Management LLC, and Wells Capital Management Inc. (“WellsCap”) serve as the sub-advisers of the Equity Allocation Fund. Nuveen Asset Management, LLC and WellsCap serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Effective August 3, 2016, each Trustee receives an annual retainer of $40,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. Prior to August 3, 2016, the Trust compensated only Trustees that were not affiliated with the Adviser. For the period from July 1, 2015 to August 2, 2016 the annual retainer was

53

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(g)	Trustees’ Fees (Continued)

$35,000. Prior to July 1, 2015, the annual retainer was $25,000. Also, effective August 3, 2016, the Chair of the Audit Committee is paid an additional $7,500 per year. Previously, the Chair of the Audit Committee was paid an additional $5,000 per year.

4.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2017, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, amounted to $151,866,730 and $69,046,742, respectively, for the Equity Allocation Fund, $151,910,314 and $150,433,308, respectively, for the Municipal Bond Fund, and $356,328,670, and $79,331,987, respectively, for the Defensive Allocation Fund.

5.	FEDERAL TAX INFORMATION

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of February 28, 2017, the Equity Allocation Fund, Municipal Bond Fund and Defensive Allocation Fund had $457,461, $1,148,312 and $0, respectively, of post-October capital losses which were deferred until March 1, 2017 for tax purposes.

As of February 28, 2017 the Equity Allocation Fund, Municipal Bond Fund and Defensive Allocation Fund had $0, $0 and $199,311, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

At August 31, 2017, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$849,260,907	$1,001,032,201	$835,247,830

Gross unrealized appreciation	112,721,236	32,076,883	41,895,550
Gross unrealized depreciation	(4,258,462)	(5,417,516)	(4,372,003)

Net unrealized appreciation on investments	$108,462,774	$26,659,367	$37,523,547

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

54

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2017, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows.

	Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Equity Allocation Fund	$(2,200)	$81,111	$(78,911)
Municipal Bond Fund	2,020,119	72,392	(2,092,511)
Defensive Allocation Fund	(3,265)	747,162	(743,897)

As of February 28, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Undistributed ordinary income	$675,021	$—	$416,896
Undistributed tax-exempt income	—	4,587,614	—
Undistributed long-term capital gains	—	—	1,119,561
Tax accumulated earnings	675,021	4,587,614	1,536,457
Accumulated capital and other losses	(541,669)	(1,148,312)	(199,311)
Unrealized appreciation/(depreciation) on investments	48,788,565	5,325,604	15,115,991
Unrealized depreciation on foreign currency	(6,040)	—	—
Total accumulated earnings	$48,915,877	$8,764,906	$16,453,137

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2017 and 2016 is as follows:

	2017	2016
Distributions paid from:
Ordinary income	$11,961,644	$11,756
Net long term capital gains	3,510,216	7,625,877
Total taxable distributions	15,471,860	7,637,633
Total distributions paid	$15,471,860	$7,637,633

55

ASPIRIANT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2017 and 2016 is as follows:

	2017	2016
Distributions paid from:
Ordinary income	$172,966	$—
Net long term capital gains	980,889	—
Total taxable distributions	1,153,855	—
Tax-Exempt Dividends	21,388,272	9,240,415
Total distributions paid	$22,542,127	$9,240,415

The tax character of the distributions paid by the Defensive Allocation Fund during the year ended February 28, 2017 is as follows:

2017
Distributions paid from:
Ordinary income	$5,863,886
Net long term capital gains	15,218
Total taxable distributions	5,879,104
Total distributions paid	$5,879,104

6. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which is intended to enhance “the accounting for the amortization of premiums for purchased callable debt securities.” The ASU’s amendments are effective for annual periods beginning after December 15, 2018. Early adoption is permitted. Management is evaluating the impact of the ASU’s amendments of the Trust.

7. SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

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ASPIRIANT TRUST
OTHER INFORMATION
August 31, 2017 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on May 3, 2017, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreement between the Adviser and Aperio Group, LLC (“Aperio”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreement between the Adviser and Nuveen Asset Management, LLC (“Nuveen”; together with Aperio, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portion of the Equity Allocation Fund managed by Aperio and the portion of the Municipal Bond Fund managed by Nuveen. The Board noted periods of outperformance and underperformance relative to the relevant comparative index. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund and the portions of the Equity Allocation Fund and Municipal Bond Fund managed by Aperio and Nuveen, respectively.

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ASPIRIANT TRUST
OTHER INFORMATION (Continued)
August 31, 2017 (Unaudited)

Cost of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that each Fund’s advisory fee was in the lowest 10% of funds in its respective peer group of funds selected from its Morningstar fund universe. The Board also noted that Adviser does not manage any other client accounts using the same strategies as the Funds, but that the Funds’ advisory fees were within the range of the Adviser’s standard fees to manage separate accounts. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the Adviser has been lowering its advisory fees with respect to the Equity Allocation Fund and the Municipal Bond Fund and that the Funds’ expense ratios have been decreasing. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board determined that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to an underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fee are fair and reasonable in light of the services that the Funds receive.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and Sub-Advisers is within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser has been decreasing its fee with respect to the Equity Allocation Fund and Municipal Bond Fund, thereby reducing the amount that it retains after paying the Sub-Advisers.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

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ASPIRIANT TRUST
OTHER INFORMATION (Continued)
August 31, 2017 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ASPIRIANT TRUST
EXPENSE EXAMPLE
August 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

60

ASPIRIANT TRUST
EXPENSE EXAMPLE (Continued)
August 31, 2017 (Unaudited)

Risk-Managed Equity Allocation Fund	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2017 to August 31, 2017(1)
Actual	$ 1,000.00	$ 1,087.00	0.30%	$ 1.56
Hypothetical	$ 1,000.00	$ 1,024.00	0.30%	$ 1.52

Risk-Managed Municipal Bond Fund	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2017 to August 31, 2017(1)
Actual	$ 1,000.00	$ 1,036.00	0.36%	$ 1.87
Hypothetical	$ 1,000.00	$ 1,023.00	0.36%	$ 1.86

Defensive Allocation Fund	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2017 to August 31, 2017(1)
Actual	$ 1,000.00	$ 1,037.00	0.24%	$ 1.22
Hypothetical	$ 1,000.00	$ 1,024.00	0.24%	$ 1.21

(1)
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

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ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND
Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND
(Ticker RMDFX)

Each a series of Aspiriant Trust

INVESTMENT ADVISER
Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS
Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

CUSTODIAN
JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR
UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a) (1)	Code of Ethics. Not applicable.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/6/17

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	11/6/17